Filed with the Securities and Exchange Commission on April 24, 2020
Securities Act of 1933 File No. 33-76566
Investment Company Act of 1940 File No. 811-8416

 UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 59
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 60

(Check appropriate box or boxes.)

TOUCHSTONE VARIABLE SERIES TRUST
(Exact name of Registrant as Specified in Charter)

303 Broadway, Suite 1100, Cincinnati, Ohio 45202
(Address of Principal Executive Offices) Zip Code

Registrant’s Telephone Number, including Area Code (800) 638-8194

Jill T. McGruder, 303 Broadway, Cincinnati, Ohio 45202
(Name and Address of Agent for Service)

With Copies to:

Clair E. Pagnano, Esq.
K&L Gates LLP
One Lincoln Street
Boston, Massachusetts 02111-2950

Ndenisarya M. Bregasi, Esq.
K&L Gates LLP
1601 K Street, NW
Washington, D.C. 20006-1600

It is proposed that this filing will become effective
(check appropriate box)
☐ immediately upon filing pursuant to paragraph (b)
☒ on April 30, 2020 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)
☐ on (date) pursuant to paragraph (a)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

April 30, 2020
Prospectus
Touchstone Variable Series Trust
Touchstone Balanced Fund - Class I
Touchstone Bond Fund - Class I, Class SC
Touchstone Common Stock Fund - Class I, Class SC
Touchstone Small Company Fund - Class I
Touchstone Conservative ETF Fund - Class SC
Touchstone Moderate ETF Fund - Class SC
Touchstone Aggressive ETF Fund - Class SC
Shares of each Fund described in this prospectus can be purchased by insurance company separate accounts. You can invest indirectly in the Funds through your purchase of a variable annuity contract or variable life policy. This prospectus should be read along with the prospectus for the variable annuity contract or variable life policy. That prospectus also contains information about the contract, your investment options, the sub-accounts and expenses related to purchasing a variable annuity contract or variable life policy.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

IMPORTANT NOTE: Effective January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of a Fund’s annual or semi-annual shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company that offers your variable annuity or variable life insurance contract or from your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and the insurance company will notify you by mail each time a shareholder report is posted and provide you with a website link to access the report.  Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

You may elect to receive all future Fund shareholder reports in paper free of charge from the insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

Touchstone Balanced Fund Summary

The Fund’s Investment Goal

The Touchstone Balanced Fund (the “Fund”) seeks capital appreciation and current income.

The Fund’s Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management Fees	0.55%
Other Expenses	0.93%
Acquired Fund Fees and Expenses (AFFE)	0.01%
Total Annual Fund Operating Expenses(1)	1.49%
Fee Waiver and/or Expense Reimbursement(2)	(0.63)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)(2)	0.86%
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(1)  Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses and will differ from the ratios of expenses to average net assets that are included in the Fund’s annual report for the fiscal year ended December 31, 2019.
(2)  Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Variable Series Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.85% of average daily net assets.  This contractual expense limitation is effective through April 30, 2021 , but can be terminated by a vote of the Board of Trustees of the Trust (the "Board") if it deems the termination to be beneficial to the Fund's shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$88
3 Years	$409
5 Years	$753
10 Years	$1,726

Portfolio Turnover. The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 129% of the average value of its portfolio.

The Fund’s Principal Investment Strategies

The Fund seeks to achieve its investment goal by investing primarily in a diversified portfolio of fixed-income and equity securities. The following table details, under normal circumstances, how the Fund generally expects to allocate its assets among equity and fixed-income, as of the date of this prospectus.

Allocations     Approximate Target Allocation
Equity          60%
Fixed-Income          40%

With respect to equities, the Fund invests primarily in issuers having a market capitalization, at the time of purchase, above $5 billion. Equity securities include common stock and preferred stock. These securities may be listed on an exchange or traded over-the-counter. Up to 35% of the Fund’s equity sleeve may be invested in securities of foreign issuers through the use of ordinary shares or depositary receipts such as American Depositary Receipts (“ADRs”). The Fund may also invest in equity securities of emerging market countries.

With respect to fixed-income, the Fund will invest primarily in bonds, including mortgage-related securities, asset-backed securities, government securities (both U.S. government securities and foreign sovereign debt), and corporate debt securities. Fort Washington Investment Advisors, Inc. ("Fort Washington"), the Fund's sub-advisor, primarily invests in investment-grade debt securities, but may invest up to 30% of the Fund's fixed-income sleeve in non-investment-grade debt securities rated as low as B by a Nationally Recognized Statistical Rating Organization (“NRSRO”).  Non-investment-grade debt securities are often referred to as “junk bonds” and are considered speculative. The Fund's investment policies are based on credit ratings at the time of purchase.

The Fund may engage in frequent and active trading as part of its principal investment strategies. Additionally, in order to implement its investment strategy, the Fund may invest in mortgage dollar-roll transactions and in derivatives, including forwards, futures contracts, interest rate and credit default swap agreements, and options. Mortgage “dollar rolls” are transactions in which mortgage-backed securities are sold for delivery in the current month and the seller simultaneously contracts to repurchase substantially similar securities on a specified future date. These investments may be used to gain or hedge market exposure, to adjust the Fund’s duration, to manage interest rate risk, and for any other purposes consistent with the Fund’s investment strategies and limitations.

Fort Washington, subject to approval by the Fund’s Advisor, may change the Fund’s target allocation to each asset class (or to additional asset classes) without prior approval from or notice to shareholders.

The Fund’s Principal Risks

The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.  Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

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Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

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Preferred Stock Risk: In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

Fixed-Income Risk: The market value of the Fund’s fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed-income securities will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer the maturity or duration of the fixed-income securities the Fund owns, the more sensitive the value of the Fund’s shares will be to changes in interest rates.

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Asset-Backed Securities Risk: Asset-backed securities are fixed-income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of any credit enhancement feature, changes in interest rates, and, at times, the financial condition of the issuer.

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Credit Risk: The fixed-income securities in the Fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer’s securities to decline in value.

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Interest Rate Risk: In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. Recent and potential future changes in government policy may affect interest rates.

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Investment-Grade Debt Securities Risk: Investment-grade debt securities may be downgraded by a nationally recognized statistical rating organization (" NRSRO") to below-investment-grade status, which would increase the risk of holding these securities. Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities with higher credit ratings.

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Mortgage-Backed Securities Risk:   Mortgage-backed securities are fixed-income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed-income securities due to the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities may fluctuate in price based on deterioration in the value of the collateral underlying the pool of mortgage loans, which may result in the collateral being worth less than the remaining principal amount owed on the mortgages in the pool.

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Non-Investment-Grade Debt Securities Risk: Non-investment-grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers’ ability to make payments of interest and principal. There is a high risk that the Fund could suffer a loss from investments in non-investment-grade debt securities caused by the default of an issuer of such securities. Non-investment-grade debt securities may also be less liquid than investment-grade debt securities.

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U.S. Government Securities Risk:  Certain U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality.

While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

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Depositary Receipts Risk: Foreign receipts, which include ADRs, GDRs, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

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Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

Derivatives Risk: The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Risks associated with derivatives may include the risk that the derivative does not correlate well with the security, index, or currency to which it relates, the risk that the Fund will be unable to sell or close out the derivative due to an illiquid market, the risk that the counterparty may be unwilling or unable to meet its obligations, and the risk that the derivative could expose the Fund to the risk of magnified losses resulting from leverage. These additional risks could cause the Fund to experience losses to which it would otherwise not be subject.

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Leverage Risk: Leverage occurs when the Fund uses borrowings, derivatives (such as futures or options), or similar instruments or techniques to gain exposure to investments in an amount that exceeds the Fund's initial investment. The use of leverage magnifies changes in the Fund's net asset value and thus may result in increased portfolio volatility and increased risk of loss. Leverage can create an interest expense that may lower the Fund’s overall returns. There can be no guarantee that a leveraging strategy will be successful.

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Forward Currency Exchange Contract Risk: A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position.

•	Futures Contracts Risk: The risks associated with the Fund’s futures positions include liquidity and counterparty risks associated with derivative instruments.

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Options Risk: Options trading is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The value of options can be highly volatile, and their use can result in loss if the sub-advisor is incorrect in its expectation of price fluctuations. Options, whether exchange traded or over-the-counter, may also be illiquid.

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Swap Agreement Risk: Swap agreements (“swaps”) are individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swaps may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swaps may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. A swap can be a form of leverage, which can magnify the Fund’s gains or losses.
Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Mortgage Dollar Roll Risk: Mortgage “dollar rolls” are transactions in which mortgage-backed securities are sold for delivery in the current month and the seller simultaneously contracts to repurchase substantially similar securities on a specified future date. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund held.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may result in the realization of substantial capital gains, including net short–term capital gains, although owners of variable annuity contracts or variable life policies are not expected to be subject to federal income tax on distributions of capital gains by the Fund. High portfolio turnover may reduce the Fund's returns.

The Fund’s Performance

On October 27, 2017, the Sentinel Variable Products Balanced Fund, previously a series of Sentinel Variable Products Trust (the "Predecessor Fund"), was reorganized into the Fund. As a result of the reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Financial and performance information prior to October 27, 2017 is that of the Predecessor Fund.

The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the S&P 500® Index and the Bloomberg Barclays U.S. Aggregate Bond Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. Past performance does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Balanced Fund - Performance as of December 31

Best Quarter: First Quarter 2019 10.04%	Worst Quarter: Fourth Quarter 2018 (10.12)%

Average Annual Total Returns
For the periods ended December 31, 2019

	1 Year	5 Years	10 Years
Balanced Fund	22.80%	7.17%	8.95%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	8.72%	3.05%	3.75%
The Fund returns shown in the table above are before taxes. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements. Please see the "Distribution and Taxes" section of the Fund's prospectus for more information.

The Fund’s Management

Investment Advisor

Touchstone Advisors, Inc. serves as the Fund's investment advisor.

Sub-Advisor	Portfolio Managers	Investment Experience with the Fund	Primary Title with Sub-Advisor
Fort Washington Investment Advisors, Inc.	Timothy J. Policinski, CFA	Since inception in 2017	Managing Director and Senior Portfolio Manager
	Daniel J. Carter, CFA	Since inception in 2017	Vice President and Senior Portfolio Manager
	James Wilhelm	Since inception in 2017	Managing Director, Head of Public Equities and Senior Portfolio Manager

Buying and Selling Fund Shares

You cannot buy or sell shares of the Fund directly. You can invest indirectly in the Fund through your purchase of a variable annuity contract or variable life policy. Please see the variable contract prospectus for additional investment information.

Tax Information

The dividends and distributions paid by the Fund will consist of ordinary income, capital gains or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable life and variable annuity insurance contracts, such dividends and distributions will be exempt from current taxation to you if you leave such amounts to accumulate within a separate account. Please see the variable contract prospectus for additional tax information.

Payments to Sponsoring Insurance Companies and Other Financial Intermediaries

The Fund or its distributor (and related companies) may pay broker/dealers or other financial intermediaries (such as banks and insurance companies, or their related companies) for the sale and retention of variable contracts that offer Fund shares and/or for other services.  These payments may create a conflict of interest for a financial intermediary, or may be a factor in the insurance company’s decision to include the Fund as an investment option in its variable contract.  For more information, ask your financial advisor, visit your financial intermediary’s website, or consult the variable contract prospectus or the Fund’s prospectus.

Touchstone Bond Fund Summary

The Fund’s Investment Goal

The Touchstone Bond Fund (the "Fund") seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal.
The Fund’s Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class SC (1)
Management Fees	0.40%	0.40%
Other Expenses
Shareholder Service Fees	0.00%	0.07%
Other Operating Expenses	0.54%	0.37%
Total Other Expenses	0.54%	0.44%
Acquired Fund Fees and Expenses (AFFE)	0.02%	0.02%
Total Annual Fund Operating Expenses(2)	0.96%	0.86%
Fee Waiver and/or Expense Reimbursement(3)	(0.27)%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)(3)	0.69%	0.86%	(4)
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(1) Class SC shares commenced operations on July 10, 2019.
(2)  Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses and will differ from the ratios of expenses to average net assets that are included in the Fund’s annual report for the fiscal year ended December 31, 2019.
(3)  Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Variable Series Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.67% and 0.97% of average daily net assets for Class I and Class SC shares, respectively.  This contractual expense limitation is effective through April 30, 2021 , but can be terminated by a vote of the Board of Trustees of the Trust (the "Board") if it deems the termination to be beneficial to the Fund's shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.
(4)  Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement has been restated to reflect the Fund's gross expenses and will differ from the ratio of net expenses to average net assets that is included in the Fund's annual report for the fiscal year ended December 31, 2019.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class I	Class SC
1 Year	$70	$88
3 Years	$279	$274
5 Years	$505	$477
10 Years	$1,153	$1,061
Portfolio Turnover. The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 335% of the average value of its portfolio.
The Fund’s Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its assets (including borrowing for investment purposes) in bonds. This is a non-fundamental investment policy that the Fund can change upon 60 days prior notice to shareholders. Bonds include mortgage-related securities, asset-backed securities, government securities ( both U.S. government securities and foreign sovereign debt), and corporate debt securities.
In deciding what securities to buy and sell for the Fund, the Fund's sub-advisor, Fort Washington Investment Advisors, Inc. ("Fort Washington"), analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility of the Fund's portfolio.
In building the Fund's portfolio, Fort Washington primarily invests in investment-grade debt securities, but may invest up to 30% of its total assets in non-investment-grade debt securities rated as low as B by a Nationally Recognized Statistical Rating Organization ("NRSRO"). Non-investment-grade debt securities are often referred to as "junk bonds" and are considered speculative. The Fund's investment policies are based on credit ratings at the time of purchase. The Fund may also invest up to 20% of its total assets in foreign-issued debt denominated in either the U.S. dollar or a foreign currency. Foreign-issued debt may include debt securities of emerging market countries.
Additionally, in order to implement its investment strategy the Fund may invest in mortgage dollar-roll transactions and in derivatives including forwards and futures contracts, interest rate and credit default swap agreements, and options. These investments may be used for both gaining and hedging market exposure, to adjust the Fund's duration, to manage interest rate risk, and for any other purposes consistent with its investment strategies and limitations. Mortgage “dollar rolls” are transactions in which mortgage-backed securities are sold for delivery in the current month and the seller simultaneously contracts to repurchase substantially similar securities on a specified future date.
The Fund may engage in frequent and active trading as part of its principal investment strategy.
The Fund’s Principal Risks

The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.  Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Fixed-Income Risk: The market value of the Fund’s fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed-income securities will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer the maturity or duration of the fixed-income securities the Fund owns, the more sensitive the value of the Fund’s shares will be to changes in interest rates.

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Asset-Backed Securities Risk: Asset-backed securities are fixed-income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of any credit enhancement feature, changes in interest rates, and, at times, the financial condition of the issuer.

•
Credit Risk: The fixed-income securities in the Fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer’s securities to decline in value.

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Interest Rate Risk: In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. Recent and potential future changes in government policy may affect interest rates.

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Investment-Grade Debt Securities Risk: Investment-grade debt securities may be downgraded by a nationally recognized statistical rating organization (" NRSRO") to below-investment-grade status, which would increase the risk of holding these securities. Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities with higher credit ratings.

•
Mortgage-Backed Securities Risk:   Mortgage-backed securities are fixed-income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed-income securities due to the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities may fluctuate in price based on deterioration in the value of the collateral underlying the pool of mortgage loans, which may result in the collateral being worth less than the remaining principal amount owed on the mortgages in the pool.

•
Non-Investment-Grade Debt Securities Risk: Non-investment-grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers’ ability to make payments of interest and principal. There is a high risk that the Fund could suffer a loss from investments in non-investment-grade debt securities caused by the default of an issuer of such securities. Non-investment-grade debt securities may also be less liquid than investment-grade debt securities.

•
U.S. Government Securities Risk:  Certain U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality.  While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Derivatives Risk: The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Risks associated with derivatives may include the risk that the derivative does not correlate well with the security, index, or currency to which it relates, the risk that the Fund will be unable to sell or close out the derivative due to an illiquid market, the risk that the counterparty may be unwilling or unable to meet its obligations, and the risk that the derivative could expose the Fund to the risk of magnified losses resulting from leverage. These additional risks could cause the Fund to experience losses to which it would otherwise not be subject.

•
Forward Currency Exchange Contract Risk: A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position.

•	Futures Contracts Risk: The risks associated with the Fund’s futures positions include liquidity and counterparty risks associated with derivative instruments.

•
Leverage Risk: Leverage occurs when the Fund uses borrowings, derivatives (such as futures or options), or similar instruments or techniques to gain exposure to investments in an amount that exceeds the Fund's initial investment. The use of leverage magnifies changes in the Fund's net asset value and thus may result in increased portfolio volatility and increased risk of loss. Leverage can create an interest expense that may lower the Fund’s overall returns. There can be no guarantee that a leveraging strategy will be successful.

•
Options Risk: Options trading is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The value of options can be highly volatile, and their use can result in loss if the sub-advisor is incorrect in its expectation of price fluctuations. Options, whether exchange traded or over-the-counter, may also be illiquid .

•
Swap Agreement Risk: Swap agreements (“swaps”) are individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swaps may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swaps may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. A swap can be a form of leverage, which can magnify the Fund’s gains or losses.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

•
Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

•
Sovereign Debt Risk: The actions of foreign governments concerning their respective economies could have an important effect on their ability or willingness to service their sovereign debt. Such actions could have significant effects on market conditions and on the prices of securities and instruments held by the Fund, including the securities and instruments of foreign private issuers.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Mortgage Dollar Roll Risk: Mortgage “dollar rolls” are transactions in which mortgage-backed securities are sold for delivery in the current month and the seller simultaneously contracts to repurchase substantially similar securities on a specified future date. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund held.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may result in the realization of substantial capital gains, including net short–term capital gains, although owners of variable annuity contracts or variable life policies are not expected to be subject to federal income tax on distributions of capital gains by the Fund. High portfolio turnover may reduce the Fund's returns.

The Fund’s Performance

On October 27, 2017, the Sentinel Variable Products Bond Fund, previously a series of Sentinel Variable Products Trust (the "Predecessor Fund"), was reorganized into Class I shares of the Fund. As a result of the reorganization, the performance history of the Predecessor Fund was assumed by the Fund. Performance information prior to October 27, 2017 is that of the Predecessor Fund. Class SC shares of the Fund commenced operations on July 10, 2019. Performance shown prior to the commencement date of Class SC shares is that of Class I shares or the Predecessor Fund, as applicable. Class SC shares would have had substantially similar annual returns to Class I shares or the Predecessor Fund, as applicable because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the share classes do not have the same expenses.

The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Bloomberg Barclays U.S. Aggregate Bond Index.

The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. Past performance does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407 .

Touchstone Bond Fund - Class I Shares Performance as of December 31

Best Quarter: First Quarter 2019 4.14%	Worst Quarter: Second Quarter 2013 (2.78)%
Average Annual Total Returns
For the periods ended December 31, 2019

	1 Year	5 Years	10 Years
Bond Fund - Class I	10.46%	2.26%	3.56%
Bond Fund - Class SC	10.18%	1.96%	3.26%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	8.72%	3.05%	3.75%

The Fund returns shown in the table above are before taxes. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements. Please see the "Distribution and Taxes" section of the Fund's prospectus for more information.

The Fund’s Management

Investment Advisor

Touchstone Advisors, Inc. serves as the Fund's investment advisor.

Sub-Advisor	Portfolio Managers	Investment Experience with the Fund	Primary Title with Sub-Advisor
Fort Washington Investment Advisors, Inc.	Timothy J. Policinski, CFA	Since inception in 2017; managed the Predecessor Fund from 2001 to 2017	Managing Director and Senior Portfolio Manager
	Daniel J. Carter, CFA	Since inception in 2017; managed the Predecessor Fund from 2001 to 2017	Vice President and Senior Portfolio Manager

Buying and Selling Fund Shares

You cannot buy or sell shares of the Fund directly. You can invest indirectly in the Fund through your purchase of a variable annuity contract or variable life policy. Please see the variable contract prospectus for additional investment information.

Tax Information

The dividends and distributions paid by the Fund will consist of ordinary income, capital gains or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable life and variable annuity insurance contracts, such dividends and distributions will be exempt from current taxation to you if you leave such amounts to accumulate within a separate account. Please see the variable contract prospectus for additional tax information.

Payments to Sponsoring Insurance Companies and Other Financial Intermediaries

The Fund or its distributor (and related companies) may pay broker/dealers or other financial intermediaries (such as banks and insurance companies, or their related companies) for the sale and retention of variable contracts that offer Fund shares and/or for other services.  These payments may create a conflict of interest for a financial intermediary, or may be a factor in the insurance company’s decision to include the Fund as an investment option in its variable contract.  For more information, ask your financial advisor, visit your financial intermediary’s website, or consult the variable contract prospectus or the Fund’s prospectus.

Touchstone Common Stock Fund Summary

The Fund’s Investment Goal

The Touchstone Common Stock Fund (the “Fund”) seeks to provide investors with capital appreciation.

The Fund’s Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class SC(1)
Management Fees	0.50%	0.50%
Other Expenses
Shareholder Service Fees	0.00%	0.19%
Other Operating Expenses	0.32%	0.25%
Total Other Expenses	0.32%	0.44%
Total Annual Fund Operating Expenses	0.82%	0.94%
Fee Waiver and/or Expense Reimbursement(2)	(0.09)%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.73%	0.94%
___________________________________________
(1) Class SC shares commenced operations on July 10, 2019.
(2) Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Variable Series Trust (the "Trust") have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of "Acquired Fund Fees and Expenses," if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.73% and 1.06% of average daily net assets for Class I and Class SC shares, respectively. This contractual expense limitation is effective through April 30, 2021 , but can be terminated by a vote of the Board of Trustees of the Trust (the "Board") if it deems the termination to be beneficial to the Fund's shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class I	Class SC
1 Year	$75	$96
3 Years	$253	$300
5 Years	$446	$520
10 Years	$1,005	$1,155

Portfolio Turnover. The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

The Fund’s Principal Investment Strategies

The Fund invests, under normal market conditions, at least 80% of its assets in large capitalization equity securities. The Fund invests primarily in issuers having a market capitalization, at the time of purchase, above $5 billion. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. Equity securities include common stock and preferred stock. These securities may be listed on an exchange or traded over-the-counter.

In selecting securities for the Fund, the Fund’s sub-advisor, Fort Washington Investment Advisors, Inc. (“Fort Washington”), seeks to invest in companies that:

•	Are trading below its estimate of the companies’ intrinsic value; and

•
Have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty, or a government barrier (e.g., license or subsidy). Fort Washington believes that the strongest barrier to entry is the combination of economies of scale and higher customer loyalty.

The Fund will generally hold 25 to 45 companies, with residual cash and equivalents expected to represent less than 10% of the Fund’s net assets. The Fund may, at times, hold fewer securities and a higher percentage of cash and equivalents when, among other reasons, Fort Washington cannot find a sufficient number of securities that meets its purchase requirements. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.

The Fund may invest up to 35% of its assets in securities of foreign issuers through the use of ordinary shares or depositary receipts such as American Depositary Receipts (“ADRs”). The Fund may also invest in securities of emerging market countries.

The Fund will generally sell a security if it reaches Fort Washington’s estimate of fair value, if a more attractive investment opportunity is available, or if a structural change has taken place and Fort Washington cannot reliably estimate the impact of the change on the business fundamentals.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.

The Fund’s Principal Risks

The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.  Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•
Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•
Preferred Stock Risk: In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

•
Depositary Receipts Risk: Foreign receipts, which include ADRs, GDRs, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

•
Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event.

Sector Focus Risk: A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector.

The Fund’s Performance

On October 27, 2017, the Sentinel Variable Products Common Stock Fund, previously a series of Sentinel Variable Products Trust (the "Predecessor Fund"), was reorganized into the Fund. As a result of the reorganization, the performance history of the Predecessor Fund was assumed by the Fund. Performance information prior to October 27, 2017 is that of the Predecessor Fund. Class SC shares of the Fund commenced operations on July 10, 2019. Performance shown prior to the commencement date of Class SC shares is that of Class I shares or the Predecessor Fund, as applicable. Class SC shares would have had substantially similar annual returns to Class I shares or the Predecessor Fund, as applicable because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the share classes do not have the same expenses.

The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the S&P 500 ® Index.

The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. Past performance does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407 .

Touchstone Common Stock Fund - Class I Shares Performance as of December 31

Best Quarter: First Quarter 2019 13.05%	Worst Quarter: Third Quarter 2011 (15.07)%

Average Annual Total Returns
For the Periods Ended December 31, 2019

	1 Year	5 Years	10 Years
Common Stock Fund - Class I	28.58%	9.87%	12.22%
Common Stock Fund - Class SC	28.22%	9.52%	11.86%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%

The Fund returns shown in the table above are before taxes. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements. Please see the "Distribution and Taxes" section of the Fund's prospectus for more information.

The Fund’s Management

Investment Advisor

Touchstone Advisors, Inc. serves as the Fund's investment advisor.

Sub-Advisor	Portfolio Manager	Investment Experience with the Fund	Primary Title with Sub-Advisor
Fort Washington Investment Advisors, Inc.	James Wilhelm	Since inception in 2017	Managing Director, Head of Public Equities and Senior Portfolio Manager

Buying and Selling Fund Shares

You cannot buy or sell shares of the Fund directly. You can invest indirectly in the Fund through your purchase of a variable annuity contract or variable life policy. Please see the variable contract prospectus for additional investment information.

Tax Information

The dividends and distributions paid by the Fund will consist of ordinary income, capital gains or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable life and variable annuity insurance contracts, such dividends and distributions will be exempt from current taxation to you if you leave such amounts to accumulate within a separate account. Please see the variable contract prospectus for additional tax information.

Payments to Sponsoring Insurance Companies and Other Financial Intermediaries

The Fund or its distributor (and related companies) may pay broker/dealers or other financial intermediaries (such as banks and insurance companies, or their related companies) for the sale and retention of variable contracts that offer Fund shares and/or for other services.  These payments may create a conflict of interest for a financial intermediary, or may be a factor in the insurance company’s decision to include the Fund as an investment option in its variable contract.  For more information, ask your financial advisor, visit your financial intermediary’s website, or consult the variable contract prospectus or the Fund’s prospectus.

Touchstone Small Company Fund Summary

The Fund’s Investment Goal

The Touchstone Small Company Fund (the “Fund”) seeks to provide investors with growth of capital.

The Fund’s Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management Fees	0.50%
Other Expenses	0.35%
Acquired Fund Fees and Expenses (AFFE)	0.01%
Total Annual Fund Operating Expenses(1)	0.86%
Fee Waiver and/or Expense Reimbursement(2)	(0.09)%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement(1)(2)	0.77%
___________________________________________
(1)  Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses and will differ from the ratios of expenses to average net assets that are included in the Fund’s annual report for the fiscal year ended December 31, 2019.
(2) Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Variable Series Trust (the "Trust") have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of "Acquired Fund Fees and Expenses," if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.76% of average daily net assets. This contractual expense limitation is effective through April 30, 2021 , but can be terminated by a vote of the Board of Trustees of the Trust (the "Board") if it deems the termination to be beneficial to the Fund's shareholders. The terms of the contractual expense limitation agreement provide that the Advisor is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$79
3 Years	$265
5 Years	$468
10 Years	$1,052

Portfolio Turnover. The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 85% of the average value of its portfolio.

The Fund’s Principal Investment Strategies

The Fund normally invests at least 80% of its assets in small-capitalization companies. This is a non–fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. For this purpose, small capitalization companies are companies that have market capitalizations within the range represented in the Russell 2000 ® Index (between approximately $5 million and $11 billion as of March 31, 2020).  The market cap range of the Russell 2000 ® Index will change with market conditions.

For these purposes the market cap is determined at the time of purchase. The Fund seeks to invest primarily in common stocks of small companies that Fort Washington Investment Advisors, Inc., the Fund's sub-advisor, believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued. The Fund may invest without limitation in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.

Up to 25% of the Fund's assets may be invested in securities within a single industry. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors. At times the Fund may have less than 80% of its investments in companies within the market cap range of the Russell 2000® Index due to market appreciation.

The Fund typically sells a security if the portfolio manager believes it is overvalued, if the original investment premise is no longer true, if the holding size exceeds the portfolio manager's company or sector weighting guidelines and/or to take advantage of a more attractive investment opportunity. The Fund may also sell a partial position in a security in order to manage the size of the position. A security may also be sold to meet redemptions.

The Fund’s Principal Risks

The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.  Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•
Small-Cap Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources and may be dependent upon a small or inexperienced management group.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Sector and Industry Focus Risk: The Fund may invest a high percentage of its assets in specific sectors and/or industries of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector or industry of the market, positive or negative, than a fund that does not invest a high percentage of its assets in specific sectors or industries.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

The Fund’s Performance

On October 27, 2017, the Sentinel Variable Products Small Company Fund, previously a series of Sentinel Variable Products Trust (the "Predecessor Fund"), was reorganized into the Fund. As a result of the reorganization, the performance history of the Predecessor Fund was assumed by the Fund. Performance information prior to October 27, 2017 is that of the Predecessor Fund.

The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Russell 2000® Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. Past performance does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.
Touchstone Small Company Fund - Performance as of December 31

Best Quarter: First Quarter 2019 14.34%	Worst Quarter: Fourth Quarter 2018 (19.76)%

Average Annual Total Returns
For the Periods Ended December 31, 2019

	1 Year	5 Years	10 Years
Small Company Fund	21.40%	9.56%	12.41%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	25.52%	8.23%	11.83%
The Fund returns shown in the table above are before taxes. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements. Please see the "Distribution and Taxes" section of the Fund's prospectus for more information.

The Fund’s Management

Investment Advisor

Touchstone Advisors, Inc. serves as the Fund's investment advisor.

Sub-Advisor	Portfolio Manager	Investment Experience with the Fund	Primary Title with Sub-Advisor
Fort Washington Investment Advisors, Inc.	Jason Ronovech	Since inception in 2017; managed the Predecessor Fund from 2013 to 2017	Vice President and Senior Portfolio Manager

Buying and Selling Fund Shares

You cannot buy or sell shares of the Fund directly. You can invest indirectly in the Fund through your purchase of a variable annuity contract or variable life policy. Please see the variable contract prospectus for additional investment information.

Tax Information

The dividends and distributions paid by the Fund will consist of ordinary income, capital gains or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable life and variable annuity insurance contracts, such dividends and distributions will be exempt from current taxation to you if you leave such amounts to accumulate within a separate account. Please see the variable contract prospectus for additional tax information.

Payments to Sponsoring Insurance Companies and Other Financial Intermediaries

The Fund or its distributor (and related companies) may pay broker/dealers or other financial intermediaries (such as banks and insurance companies, or their related companies) for the sale and retention of variable contracts that offer Fund shares and/or for other services.  These payments may create a conflict of interest for a financial intermediary, or may be a factor in the insurance company’s decision to include the Fund as an investment option in its variable contract.  For more information, ask your financial advisor, visit your financial intermediary’s website, or consult the variable contract prospectus or the Fund’s prospectus.

Touchstone Conservative ETF Fund Summary

The Fund’s Investment Goal

The Touchstone Conservative ETF Fund (the "Fund") seeks primarily income and secondarily capital appreciation.
The Fund’s Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class SC
Management Fees	0.25%
Other Expenses
Shareholder Service Fees	0.25%
Other Operating Expenses	0.54%
Total Other Expenses	0.79%
Acquired Fund Fees and Expenses (AFFE)	0.08%
Total Annual Fund Operating Expenses(1)	1.12%
Fee Waiver and/or Expense Reimbursement(2)	(0.29)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)(2)	0.83%
___________________________________________
(1) Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses and will differ from the ratios of expenses to average net assets that are included in the Fund's annual report for the fiscal year ended December 31, 2019.
(2) Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Variable Series Trust (the "Trust") have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of "Acquired Fund Fees and Expenses," if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.75% of average daily net assets. This contractual expense limitation is effective through April 30, 2021 , but can be terminated by a vote of the Board of Trustees of the Trust (the "Board") if it deems the termination to be beneficial to the Fund's shareholders. The terms of the contractual expense limitation agreement provide that the Advisor is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$85
3 Years	$327
5 Years	$589
10 Years	$1,337
Portfolio Turnover. The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

The Fund’s Principal Investment Strategies

The Fund invests primarily in a group of underlying funds, primarily exchange-traded funds ("ETFs"), designed predominately for income and secondarily for capital appreciation using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e., volatility) and to optimize potential returns. The Fund's sub-advisor, Wilshire Associates Incorporated ("Wilshire"), expects, under normal conditions, to invest approximately 60% of the Fund's assets in bonds and approximately 40% of the Fund's assets in stocks. In selecting a diversified portfolio of underlying funds, Wilshire will analyze many factors, including the underlying fund’s investment objectives, total return, volatility, and expenses. The Fund will concentrate its investments to approximately the same extent that its underlying funds and their underlying index concentrates in the stocks of such particular industry or group of industries. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Wilshire expects to rebalance the Fund’s assets quarterly in accordance with the asset allocation model then in effect, but reserves the right to rebalance more or less frequently as it deems appropriate, depending on market conditions, investment experience, and other factors. At the time of rebalancing, Wilshire may review and update the model.

The Fund’s Principal Risks

The Fund’s share price will fluctuate.  You could lose money on your investment in the Fund and the Fund could return less than other investments. The Fund is subject to direct risks and indirect risks as a result of its investments in underlying funds. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.
Fund-of-Funds Structure Risk: The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment goals, policies, or practices and there can be no assurance that the underlying funds will achieve their respective investment goals. Because the Fund invests in underlying funds, shareholders indirectly bear a proportionate share of the expenses charged by the underlying funds in which it invests. The principal risks of an investment in the Fund include the principal risks of investing in the underlying funds.

The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  One underlying fund may buy the same security that another underlying fund is selling.  You would indirectly bear the costs of both trades. The Fund’s ability to achieve its investment goal depends, in part, upon Wilshire’s skill in selecting an optimal mix of underlying funds.

Additionally, the Fund may invest in exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”), which include different risks than investing in another investment company. Risks of investing in an underlying ETF include the risks of the underlying securities of the index the ETF is designed to track. Further, at times, the portfolio composition and performance of the ETF may not match that of the index. The market price of an ETF's shares may trade at a discount or premium to its NAV and may vary significantly from the NAV of the ETF's shares during periods of market volatility or reduced liquidity. The risks of investing in an underlying ETN include the risks associated with the assets composing the underlying benchmark strategy the ETN is designed to track.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Risks of Underlying Funds: The underlying funds, ETFs and ETNs in which the Fund may invest may be subject to the following principal risks:

Fixed-Income Risk: The market value of an underlying fund’s fixed-income investments responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, an underlying fund’s fixed-income investments will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer an underlying fund’s maturity or duration, the more sensitive the value of an underlying fund’s shares will be to changes in interest rates.

•
Call Risk: During periods of falling interest rates, an issuer may prepay (or "call") certain debt obligations with high coupon rates prior to maturity. This may cause an underlying fund's average weighted maturity to fluctuate, and may require an underlying fund to invest the resulting proceeds at lower interest rates.

•
Credit Risk: The fixed-income securities in an underlying fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer’s securities to decline in value.

•
Extension Risk: During periods of rising interest rates, certain obligations will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline to an underlying fund's income and potentially in the value of an underlying fund's investments.

•
Interest Rate Risk: In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. Recent and potential future changes in government policy may affect interest rates.

•
Mortgage-Backed Securities Risk: Some underlying funds may invest in mortgage-backed securities, some of which may not be backed by the full faith and credit of the U.S. government. Mortgage-backed securities are subject to call risk and extension risk. Because of these risks, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

•
Rating Agency Risk: Ratings represent a nationally recognized statistical rating organization's ("NRSRO") opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to timely update credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

•
U.S. Government Securities Risk:  Certain U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality.  While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

Equity Securities Risk: An underlying fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by these companies may decline in response to developments, which could result in a decline in the value of the underlying fund’s shares.

•
Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•
Mid-Cap Risk:  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

•
Small-Cap Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources and may be dependent upon a small or inexperienced management group.

Asset Class Risk: The returns from the types of securities in which an underlying fund invests may underperform relative to the returns of the general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.
Concentration Risk: To the extent that an underlying fund's investments are concentrated in a particular region, country, market, industry or asset class, the underlying fund may be susceptible to loss due to adverse occurrences affecting that region, country, market, industry, or asset class.
Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an underlying fund’s investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.
Geographic Risk: A natural or other disaster could occur in a geographic region in which an underlying fund invests.
Growth Securities Risk: Growth securities may be more volatile than other securities because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential.
Income Risk: An underlying fund's income may decline when interest rates fall.
Index-Related Risk: There is no guarantee that an underlying fund that is an index fund will achieve a high degree of correlation to its underlying index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on an underlying fund's ability to adjust its exposure to the required levels in order to track the underlying index. Errors in index data may occur from time to time and may not be identified and corrected for a period of time, and may have an adverse impact on an underlying fund and its shareholders.
Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce an underlying fund’s returns because an underlying fund may be unable to transact at advantageous times or prices, or at all.
Market Trading Risk: An underlying fund faces numerous market trading risks, including the potential lack of an active market for the underlying fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the underlying fund. Any of these factors, among others, may lead to the underlying fund's shares trading at a premium or discount to net asset value.
Non-Diversification Risk: An underlying fund may be non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of an underlying fund’s investment performance, as an underlying fund may be more susceptible to risks associated with a single economic, political, or regulatory event.
Passive Investment Risk: The underlying funds that are index funds are not actively managed and their portfolio managers do not attempt to take defensive positions under any market conditions, including during declining markets.

Portfolio Turnover Risk: An underlying fund may engage in active and frequent trading, which may result in increased transaction costs to the underlying fund. This risk also applies to the Fund, which may engage in active and frequent trading of underlying funds resulting in increased transaction costs to the Fund.

Sector Focus Risk: An underlying fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, an underlying fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the underlying fund’s net asset value with a magnified effect on the total return.
Tracking Error Risk: The performance of an underlying fund that is an index fund may diverge from that of the underlying index. If an underlying fund employs a representative sampling strategy, the underlying fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.
Valuation Risk: The sale price an underlying fund could receive for a security may differ from the underlying fund's valuation of the security and may differ from the value used by the underlying index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in an underlying fund's portfolio may change on days when shareholders will not be able to purchase or sell an underlying fund's shares.
Value Securities Risk: Securities issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value.

The Fund’s Performance

The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for one year, five years, and ten years compare with the S&P Target Risk ® Moderate Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. Past performance does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

On April 30, 2016, the Fund changed its investment goal, principal investment strategies and sub-advisor. Consequently, prior period performance may have been different if the Fund had not been managed by the prior sub-advisor using that sub-advisor’s asset allocation strategy.

Touchstone Conservative ETF Fund - Performance as of December 31

Best Quarter: First Quarter 2019 6.81%	Worst Quarter: Fourth Quarter 2018 (5.39)%
Average Annual Total Returns
For the periods ended December 31, 2019

	1 Year	5 Years	10 Years
Conservative ETF Fund	15.47%	5.14%	5.83%
S&P Target Risk® Moderate Index (reflects no deductions for fees, expenses or taxes)	15.71%	5.44%	6.10%

The Fund returns shown in the table above are before taxes. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements. Please see the "Distribution and Taxes" section of the Fund's prospectus for more information.

The Fund’s Management

Investment Advisor

Touchstone Advisors, Inc. serves as the Fund's investment advisor.

Sub-Advisor	Portfolio Managers	Investment Experience with the Fund	Primary Title with Sub-Advisor
Wilshire Associates Incorporated	Nathan Palmer, CFA	Since 2016	Managing Director, Portfolio Manager
	Anthony Wicklund, CFA, CAIA	Since 2017	Managing Director, Portfolio Manager

Buying and Selling Fund Shares

You cannot buy or sell shares of the Fund directly. You can invest indirectly in the Fund through your purchase of a variable annuity contract or variable life policy. Please see the variable contract prospectus for additional investment information.

Tax Information

The dividends and distributions paid by the Fund will consist of ordinary income, capital gains or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable life and variable annuity insurance contracts, such dividends and distributions will be exempt from current taxation to you if you leave such amounts to accumulate within a separate account. Please see the variable contract prospectus for additional tax information.

Payments to Sponsoring Insurance Companies and Other Financial Intermediaries

The Fund or its distributor (and related companies) may pay broker/dealers or other financial intermediaries (such as banks and insurance companies, or their related companies) for the sale and retention of variable contracts that offer Fund shares and/or for other services.  These payments may create a conflict of interest for a financial intermediary, or may be a factor in the insurance company’s decision to include the Fund as an investment option in its variable contract.  For more information, ask your financial advisor, visit your financial intermediary’s website, or consult the variable contract prospectus or the Fund’s prospectus.

Touchstone Moderate ETF Fund Summary

The Fund’s Investment Goal

The Touchstone Moderate ETF Fund (the "Fund") seeks primarily capital appreciation and secondarily income.
The Fund’s Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class SC
Management Fees	0.25%
Other Expenses
Shareholder Service Fees	0.23%
Other Operating Expenses	0.50%
Total Other Expenses	0.73%
Acquired Fund Fees and Expenses (AFFE)	0.07%
Total Annual Fund Operating Expenses(1)	1.05%
Fee Waiver and/or Expense Reimbursement(2)	(0.23)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)(2)	0.82%
___________________________________________
(1) Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses and will differ from the ratios of expenses to average net assets that are included in the Fund's annual report for the fiscal year ended December 31, 2019.
(2) Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Variable Series Trust (the "Trust") have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of "Acquired Fund Fees and Expenses," if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.75% of average daily net assets. This contractual expense limitation is effective through April 30, 2021 , but can be terminated by a vote of the Board of Trustees of the Trust (the "Board") if it deems the termination to be beneficial to the Fund's shareholders. The terms of the contractual expense limitation agreement provide that the Advisor is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.
Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$84
3 Years	$311
5 Years	$557
10 Years	$1,262
Portfolio Turnover. The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.
The Fund’s Principal Investment Strategies

The Fund invests primarily in a group of underlying funds, primarily exchange-traded funds ("ETFs"), designed predominately for capital appreciation and secondarily for income using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e., volatility) and to optimize potential returns. The Fund's sub-advisor, Wilshire Associates Incorporated ("Wilshire"), expects, under normal conditions, to invest approximately 40% of the Fund's assets in bonds and approximately 60% of the Fund's assets in stocks. In selecting a diversified portfolio of underlying funds, Wilshire will analyze many factors, including the underlying fund’s investment objectives, total return, volatility, and expenses. The Fund will concentrate its investments to approximately the same extent that its underlying funds and their underlying index concentrates in the stocks of such particular industry or group of industries. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Wilshire expects to rebalance the Fund’s assets quarterly in accordance with the asset allocation model then in effect, but reserves the right to rebalance more or less frequently as it deems appropriate, depending on market conditions, investment experience, and other factors. At the time of rebalancing, Wilshire may review and update the model.

The Fund’s Principal Risks

The Fund’s share price will fluctuate.  You could lose money on your investment in the Fund and the Fund could return less than other investments. The Fund is subject to direct risks and indirect risks as a result of its investments in underlying funds. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Fund-of-Funds Structure Risk: The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment goals, policies, or practices and there can be no assurance that the underlying funds will achieve their respective investment goals. Because the Fund invests in underlying funds, shareholders indirectly bear a proportionate share of the expenses charged by the underlying funds in which it invests. The principal risks of an investment in the Fund include the principal risks of investing in the underlying funds.

The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  One underlying fund may buy the same security that another underlying fund is selling.  You would indirectly bear the costs of both trades. The Fund’s ability to achieve its investment goal depends, in part, upon Wilshire’s skill in selecting an optimal mix of underlying funds.

Additionally, the Fund may invest in exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”), which include different risks than investing in another investment company. Risks of investing in an underlying ETF include the risks of the underlying securities of the index the ETF is designed to track. Further, at times, the portfolio composition and performance of the ETF may not match that of the index. The market price of an ETF's shares may trade at a discount or premium to its NAV and may vary significantly from the NAV of the ETF's shares during periods of market volatility or reduced liquidity. The risks of investing in an underlying ETN include the risks associated with the assets composing the underlying benchmark strategy the ETN is designed to track.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Risks of Underlying Funds: The underlying funds, ETFs and ETNs in which the Fund may invest may be subject to the following principal risks:
Equity Securities Risk: An underlying fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by these companies may decline in response to developments, which could result in a decline in the value of the underlying fund’s shares.

•
Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•
Mid-Cap Risk:  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

•
Small-Cap Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources and may be dependent upon a small or inexperienced management group.

Fixed-Income Risk: The market value of an underlying fund’s fixed-income investments responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, an underlying fund’s fixed-income investments will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer an underlying fund’s maturity or duration, the more sensitive the value of an underlying fund’s shares will be to changes in interest rates.

•
Call Risk: During periods of falling interest rates, an issuer may prepay (or "call") certain debt obligations with high coupon rates prior to maturity. This may cause an underlying fund's average weighted maturity to fluctuate, and may require an underlying fund to invest the resulting proceeds at lower interest rates.

•
Credit Risk: The fixed-income securities in an underlying fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer’s securities to decline in value.

•
Extension Risk: During periods of rising interest rates, certain obligations will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline to an underlying fund's income and potentially in the value of an underlying fund's investments.

•
Interest Rate Risk: In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. Recent and potential future changes in government policy may affect interest rates.

•
Mortgage-Backed Securities Risk: Some underlying funds may invest in mortgage-backed securities, some of which may not be backed by the full faith and credit of the U.S. government. Mortgage-backed securities are subject to call risk and extension risk. Because of these risks, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

•
Rating Agency Risk: Ratings represent a nationally recognized statistical rating organization's ("NRSRO") opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to timely update credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

•
U.S. Government Securities Risk:  Certain U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality.  While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

Asset Class Risk: The returns from the types of securities in which an underlying fund invests may underperform relative to the returns of the general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.
Concentration Risk: To the extent that an underlying fund's investments are concentrated in a particular region, country, market, industry or asset class, the underlying fund may be susceptible to loss due to adverse occurrences affecting that region, country, market, industry, or asset class.
Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an underlying fund’s investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.
Geographic Risk: A natural or other disaster could occur in a geographic region in which an underlying fund invests.
Growth Securities Risk: Growth securities may be more volatile than other securities because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential.
Income Risk: An underlying fund's income may decline when interest rates fall.
Index-Related Risk: There is no guarantee that an underlying fund that is an index fund will achieve a high degree of correlation to its underlying index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on an underlying fund's ability to adjust its exposure to the required levels in order to track the underlying index. Errors in index data may occur from time to time and may not be identified and corrected for a period of time, and may have an adverse impact on an underlying fund and its shareholders.
Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce an underlying fund’s returns because an underlying fund may be unable to transact at advantageous times or prices, or at all.
Market Trading Risk: An underlying fund faces numerous market trading risks, including the potential lack of an active market for the underlying fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the underlying fund. Any of these factors, among others, may lead to the underlying fund's shares trading at a premium or discount to net asset value.
Non-Diversification Risk: An underlying fund may be non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of an underlying fund’s investment performance, as an underlying fund may be more susceptible to risks associated with a single economic, political, or regulatory event.
Passive Investment Risk: The underlying funds that are index funds are not actively managed and their portfolio managers do not attempt to take defensive positions under any market conditions, including during declining markets.
Portfolio Turnover Risk: An underlying fund may engage in active and frequent trading, which may result in increased transaction costs to the underlying fund. This risk also applies to the Fund, which may engage in active and frequent trading of underlying funds resulting in increased transaction costs to the Fund.
Sector Focus Risk: An underlying fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, an underlying fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the underlying fund’s net asset value with a magnified effect on the total return.
Tracking Error Risk: The performance of an underlying fund that is an index fund may diverge from that of the underlying index. If an underlying fund employs a representative sampling strategy, the underlying fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.
Valuation Risk: The sale price an underlying fund could receive for a security may differ from the underlying fund's valuation of the security and may differ from the value used by the underlying index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in an underlying fund's portfolio may change on days when shareholders will not be able to purchase or sell an underlying fund's shares.
Value Securities Risk: Securities issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value.

The Fund’s Performance
The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for one year, five years, and ten years compare with the S&P Target Risk ® Growth Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. Past performance does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.
On April 30, 2016, the Fund changed its investment goal, principal investment strategies and sub-advisor. Consequently, prior period performance may have been different if the Fund had not been managed by the prior sub-advisor using that sub-advisor’s asset allocation strategy.

Touchstone Moderate ETF Fund - Performance as of December 31

Best Quarter: First Quarter 2019 8.71%	Worst Quarter: Fourth Quarter 2018 (8.34)%
Average Annual Total Returns
For the periods ended December 31, 2019

	1 Year	5 Years	10 Years
Moderate ETF Fund	18.96%	6.27%	7.70%
S&P Target Risk® Growth Index (reflects no deductions for fees, expenses or taxes)	19.20%	6.63%	7.87%

The Fund returns shown in the table above are before taxes. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements. Please see the "Distribution and Taxes" section of the Fund's prospectus for more information.

The Fund’s Management

Investment Advisor
Touchstone Advisors, Inc. serves as the Fund's investment advisor.

Sub-Advisor	Portfolio Managers	Investment Experience with the Fund	Primary Title with Sub-Advisor
Wilshire Associates Incorporated	Nathan Palmer, CFA	Since 2016	Managing Director, Portfolio Manager
	Anthony Wicklund, CFA, CAIA	Since 2017	Managing Director, Portfolio Manager

Buying and Selling Fund Shares

You cannot buy or sell shares of the Fund directly. You can invest indirectly in the Fund through your purchase of a variable annuity contract or variable life policy. Please see the variable contract prospectus for additional investment information.

Tax Information

The dividends and distributions paid by the Fund will consist of ordinary income, capital gains or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable life and variable annuity insurance contracts, such dividends and distributions will be exempt from current taxation to you if you leave such amounts to accumulate within a separate account. Please see the variable contract prospectus for additional tax information.
Payments to Sponsoring Insurance Companies and Other Financial Intermediaries

The Fund or its distributor (and related companies) may pay broker/dealers or other financial intermediaries (such as banks and insurance companies, or their related companies) for the sale and retention of variable contracts that offer Fund shares and/or for other services.  These payments may create a conflict of interest for a financial intermediary, or may be a factor in the insurance company’s decision to include the Fund as an investment option in its variable contract.  For more information, ask your financial advisor, visit your financial intermediary’s website, or consult the variable contract prospectus or the Fund’s prospectus.

Touchstone Aggressive ETF Fund Summary

The Fund’s Investment Goal

The Touchstone Aggressive ETF Fund (the "Fund") seeks capital appreciation.
The Fund’s Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class SC
Management Fees	0.25%
Other Expenses
Shareholder Service Fees	0.25%
Other Operating Expenses	0.50%
Total Other Expenses	0.75%
Acquired Fund Fees and Expenses (AFFE)	0.05%
Total Annual Fund Operating Expenses(1)	1.05%
Fee Waiver and/or Expense Reimbursement(2)	(0.25)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)(2)	0.80%
___________________________________________
(1) Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses and will differ from the ratios of expenses to average net assets that are included in the Fund's annual report for the fiscal year ended December 31, 2019.
(2) Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Variable Series Trust (the "Trust") have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of "Acquired Fund Fees and Expenses," if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.75% of average daily net assets. This contractual expense limitation is effective through April 30, 2021 , but can be terminated by a vote of the Board of Trustees of the Trust (the "Board") if it deems the termination to be beneficial to the Fund's shareholders. The terms of the contractual expense limitation agreement provide that the Advisor is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.
Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$82
3 Years	$309
5 Years	$555
10 Years	$1,260
Portfolio Turnover. The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

The Fund’s Principal Investment Strategies

The Fund invests primarily in a group of underlying funds, primarily exchange-traded funds ("ETFs"), designed for capital appreciation using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e., volatility) and to optimize potential returns. The Fund's sub-advisor, Wilshire Associates Incorporated ("Wilshire"), expects, under normal conditions, to invest approximately 20% of the Fund's assets in bonds and 80% of the Fund's assets in stocks. In selecting a diversified portfolio of underlying funds, Wilshire will analyze many factors, including the underlying fund’s investment objectives, total return, volatility, and expenses. The Fund will concentrate its investments to approximately the same extent that its underlying funds and their underlying index concentrates in the stocks of such particular industry or group of industries. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Wilshire expects to rebalance the Fund’s assets quarterly in accordance with the asset allocation model then in effect, but reserves the right to rebalance more or less frequently as it deems appropriate, depending on market conditions, investment experience, and other factors. At the time of rebalancing, Wilshire may review and update the model.

The Fund’s Principal Risks

The Fund’s share price will fluctuate.  You could lose money on your investment in the Fund and the Fund could return less than other investments. The Fund is subject to direct risks and indirect risks as a result of its investments in underlying funds. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.
Fund-of-Funds Structure Risk: The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment goals, policies, or practices and there can be no assurance that the underlying funds will achieve their respective investment goals. Because the Fund invests in underlying funds, shareholders indirectly bear a proportionate share of the expenses charged by the underlying funds in which it invests. The principal risks of an investment in the Fund include the principal risks of investing in the underlying funds.

The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  One underlying fund may buy the same security that another underlying fund is selling.  You would indirectly bear the costs of both trades. The Fund’s ability to achieve its investment goal depends, in part, upon Wilshire’s skill in selecting an optimal mix of underlying funds.

Additionally, the Fund may invest in exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”), which include different risks than investing in another investment company. Risks of investing in an underlying ETF include the risks of the underlying securities of the index the ETF is designed to track. Further, at times, the portfolio composition and performance of the ETF may not match that of the index. The market price of an ETF's shares may trade at a discount or premium to its NAV and may vary significantly from the NAV of the ETF's shares during periods of market volatility or reduced liquidity. The risks of investing in an underlying ETN include the risks associated with the assets composing the underlying benchmark strategy the ETN is designed to track.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Risks of Underlying Funds: The underlying funds, ETFs and ETNs in which the Fund may invest may be subject to the following principal risks:
Equity Securities Risk: An underlying fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by these companies may decline in response to developments, which could result in a decline in the value of the underlying fund’s shares.

•
Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•
Mid-Cap Risk:  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

•
Small-Cap Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources and may be dependent upon a small or inexperienced management group.

Fixed-Income Risk: The market value of an underlying fund’s fixed-income investments responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, an underlying fund’s fixed-income investments will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer an underlying fund’s maturity or duration, the more sensitive the value of an underlying fund’s shares will be to changes in interest rates.

•
Call Risk: During periods of falling interest rates, an issuer may prepay (or "call") certain debt obligations with high coupon rates prior to maturity. This may cause an underlying fund's average weighted maturity to fluctuate, and may require an underlying fund to invest the resulting proceeds at lower interest rates.

•
Credit Risk: The fixed-income securities in an underlying fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer’s securities to decline in value.

•
Extension Risk: During periods of rising interest rates, certain obligations will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline to an underlying fund's income and potentially in the value of an underlying fund's investments.

•
Interest Rate Risk: In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity.

Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. Recent and potential future changes in government policy may affect interest rates.

•
Mortgage-Backed Securities Risk: Some underlying funds may invest in mortgage-backed securities, some of which may not be backed by the full faith and credit of the U.S. government. Mortgage-backed securities are subject to call risk and extension risk. Because of these risks, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

•
Rating Agency Risk: Ratings represent a nationally recognized statistical rating organization's ("NRSRO") opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to timely update credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

•
U.S. Government Securities Risk:  Certain U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality.  While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

Asset Class Risk: The returns from the types of securities in which an underlying fund invests may underperform relative to the returns of the general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.
Concentration Risk: To the extent that an underlying fund's investments are concentrated in a particular region, country, market, industry or asset class, the underlying fund may be susceptible to loss due to adverse occurrences affecting that region, country, market, industry, or asset class.
Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an underlying fund’s investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.
Geographic Risk: A natural or other disaster could occur in a geographic region in which an underlying fund invests.
Growth Securities Risk: Growth securities may be more volatile than other securities because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential.
Income Risk: An underlying fund's income may decline when interest rates fall.
Index-Related Risk: There is no guarantee that an underlying fund that is an index fund will achieve a high degree of correlation to its underlying index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on an underlying fund's ability to adjust its exposure to the required levels in order to track the underlying index. Errors in index data may occur from time to time and may not be identified and corrected for a period of time, and may have an adverse impact on an underlying fund and its shareholders.
Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce an underlying fund’s returns because an underlying fund may be unable to transact at advantageous times or prices, or at all.
Market Trading Risk: An underlying fund faces numerous market trading risks, including the potential lack of an active market for the underlying fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the underlying fund. Any of these factors, among others, may lead to the underlying fund's shares trading at a premium or discount to net asset value.
Non-Diversification Risk: An underlying fund may be non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of an underlying fund’s investment performance, as an underlying fund may be more susceptible to risks associated with a single economic, political, or regulatory event.
Passive Investment Risk: The underlying funds that are index funds are not actively managed and their portfolio managers do not attempt to take defensive positions under any market conditions, including during declining markets.
Portfolio Turnover Risk: An underlying fund may engage in active and frequent trading, which may result in increased transaction costs to the underlying fund. This risk also applies to the Fund, which may engage in active and frequent trading of underlying funds resulting in increased transaction costs to the Fund.
Sector Focus Risk: An underlying fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, an underlying fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the underlying fund’s net asset value with a magnified effect on the total return.
Tracking Error Risk: The performance of an underlying fund that is an index fund may diverge from that of the underlying index. If an underlying fund employs a representative sampling strategy, the underlying fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.
Valuation Risk: The sale price an underlying fund could receive for a security may differ from the underlying fund's valuation of the security and may differ from the value used by the underlying index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in an underlying fund's portfolio may change on days when shareholders will not be able to purchase or sell an underlying fund's shares.
Value Securities Risk: Securities issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value.

The Fund’s Performance

The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for one year, five years, and ten years compare with the S&P Target Risk ® Aggressive Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. Past performance does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.
On April 30, 2016, the Fund changed its principal investment strategies and sub-advisor. Consequently, prior period performance may have been different if the Fund had not been managed by the prior sub-advisor using that sub-advisor’s asset allocation strategy.

Touchstone Aggressive ETF Fund - Performance as of December 31

Best Quarter: Third Quarter 2010 10.52%	Worst Quarter: Third Quarter 2011 (12.13)%
Average Annual Total Returns
For the periods ended December 31, 2019

	1 Year	5 Years	10 Years
Aggressive ETF Fund	22.38%	7.37%	9.15%
S&P Target Risk® Aggressive Index (reflects no deductions for fees, expenses or taxes)	22.79%	7.79%	9.64%
The Fund returns shown in the table above are before taxes. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements. Please see the "Distribution and Taxes" section of the Fund's prospectus for more information.

The Fund’s Management

Investment Advisor
Touchstone Advisors, Inc. serves as the Fund's investment advisor.

Sub-Advisor	Portfolio Managers	Investment Experience with the Fund	Primary Title with Sub-Advisor
Wilshire Associates Incorporated	Nathan Palmer, CFA	Since 2016	Managing Director, Portfolio Manager
	Anthony Wicklund, CFA, CAIA	Since 2017	Managing Director, Portfolio Manager

Buying and Selling Fund Shares

You cannot buy or sell shares of the Fund directly. You can invest indirectly in the Fund through your purchase of a variable annuity contract or variable life policy. Please see the variable contract prospectus for additional investment information.

Tax Information

The dividends and distributions paid by the Fund will consist of ordinary income, capital gains or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable life and variable annuity insurance contracts, such dividends and distributions will be exempt from current taxation to you if you leave such amounts to accumulate within a separate account. Please see the variable contract prospectus for additional tax information.

Payments to Sponsoring Insurance Companies and Other Financial Intermediaries

The Fund or its distributor (and related companies) may pay broker/dealers or other financial intermediaries (such as banks and insurance companies, or their related companies) for the sale and retention of variable contracts that offer Fund shares and/or for other services.  These payments may create a conflict of interest for a financial intermediary, or may be a factor in the insurance company’s decision to include the Fund as an investment option in its variable contract.  For more information, ask your financial advisor, visit your financial intermediary’s website, or consult the variable contract prospectus or the Fund’s prospectus.

Prospectus
Shares of each Fund described in this prospectus can be purchased by insurance company separate accounts. You can invest indirectly in the Funds through your purchase of a variable annuity contract or variable life policy. When you purchase a variable annuity contract or variable life policy, you decide how to invest your purchase payments by selecting from the available investment options. The investment options may include sub-accounts that invest in the Funds of the Touchstone Variable Series Trust (the "Trust").

Because the Trust offers shares to both variable annuity and variable life separate accounts of insurance companies, there may be conflicts of interest between the variable annuity and variable life contract holders. The Board of Trustees of the Trust (the"Board") monitors for the existence of any potential conflicts of interest. If a conflict arises between the holders of variable annuity contracts and variable life insurance policies of participating insurance companies, a participating insurance company may be required to withdraw the assets allocable to some or all of the separate accounts from one or more of the Funds. Any withdrawal could disrupt orderly portfolio management to the potential detriment of shareholders.
You should read the prospectus for the variable annuity contract or variable life policy that you want to purchase to learn about purchasing a contract and selecting your investment options. That prospectus also contains information about the contract, your investment options, the sub-accounts and expenses related to purchasing a variable annuity contract or variable life policy.
Touchstone Funds of ETF Funds
The Touchstone Conservative ETF Fund, Touchstone Moderate ETF Fund, and Touchstone Aggressive ETF Fund (each an "ETF Fund" and collectively, the "ETF Funds") are mutual funds that are exposed to various asset classes in various exchange-traded funds ("ETFs"). Because the ETF Funds invest in other mutual funds rather than in individual securities, each ETF Fund is considered a "fund of funds" and shareholders of an ETF Fund indirectly bear a proportionate share of the expenses charged by the underlying funds in which it invests. In addition, an ETF is a fund that is traded like a stock on a securities exchange and may be purchased and sold throughout the trading day based on its market price.
Each ETF Fund allocates its assets among a group of ETFs in different percentages. Therefore, each ETF Fund has different indirect asset allocations of stocks, bonds, and cash, reflecting varying degrees of potential investment risk and reward for different investment styles and life stages. These asset allocations provide three diversified, distinct options that can meet a wide variety of investment needs. The allocation of stocks and bonds in each ETF Fund reflects greater or lesser emphasis on pursuing current income or growth of capital.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

How Do The Funds Implement Their Investment Goal?
The investment goal(s) and principal investment strategies of Touchstone Balanced Fund (“Balanced Fund”), Touchstone Bond Fund (“Bond Fund”), Touchstone Common Stock Fund ("Common Stock Fund"), Touchstone Small Company Fund ("Small Company Fund"), Touchstone Conservative ETF Fund ("Conservative ETF Fund"), Touchstone Moderate ETF Fund (Moderate ETF Fund) and Touchstone Aggressive ETF Fund (“Aggressive ETF Fund”) (each a “Fund” and collectively, the “Funds”) are described in the "Principal Investment Strategies" sections in each Fund's summary above.
Balanced Fund. With respect to equities, the Fund invests primarily in issuers having a market capitalization, at the time of purchase, above $5 billion. Equity securities include common stock and preferred stock. These securities may be listed on an exchange or traded over-the-counter. Up to 35% of the Fund’s equity sleeve may be invested in securities of foreign issuers through the use of ordinary shares or depositary receipts such as American Depositary Receipts (“ADRs”). The Fund may also invest in equity securities of emerging market countries. Emerging market countries are generally countries that are included in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index. As of March 31, 2020, the countries in the MSCI Emerging Markets Index included: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The country composition of the MSCI Emerging Markets Index can change over time.
With respect to fixed-income, the Fund will investment primarily in bonds, including mortgage-related securities, asset-backed securities, government securities (both U.S. government securities and foreign sovereign debt), and corporate debt securities. The fund's sub-advisor, Fort Washington, primarily invests in investment-grade debt securities, but may invest up to 30% of the Fund's fixed-income sleeve in non-investment-grade debt securities rated as low as B by a NRSRO.  Non-investment-grade debt securities are often referred to as “junk bonds” and are considered speculative. The Fund's investment policies are based on credit ratings at the time of purchase.
The Fund may engage in frequent and active trading as part of its principal investment strategies. Additionally, in order to implement its investment strategy, the Fund may invest in mortgage dollar-roll transactions and reverse repurchase agreements, and in derivatives, including forwards, futures contracts, interest rate and credit default swap agreements, and options. Mortgage “dollar rolls” are transactions in which mortgage-backed securities are sold for delivery in the current month and the seller simultaneously contracts to repurchase substantially similar securities on a specified future date. These investments may be used to gain or hedge market exposure, to adjust the Fund’s duration, to manage interest rate risk, and for any other purposes consistent with the Fund’s investment strategies and limitations.
Bond Fund. In deciding which securities to buy and sell for the Fund, the Fund's sub-advisor, Fort Washington, analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility of the Fund's portfolio. Fort Washington follows a disciplined sector allocation process in order to build a broadly diversified portfolio of investments.
In building the Fund's portfolio, Fort Washington primarily invests in investment-grade debt securities, but may invest up to 30% of its total assets in non-investment-grade debt securities rated as low as B by a NRSRO. Non-investment-grade debt securities are often referred to as "junk bonds" and are considered speculative. The Fund's investment policies are based on credit ratings at the time of purchase.The Fund may also invest up to 20% of its total assets in foreign-issued debt denominated in either the U.S. dollar or a foreign currency. Foreign-issued debt may include debt securities of emerging market countries. Emerging markets countries consists of countries in the JP Morgan Emerging Markets Bond Index (EMBI) Global. Foreign-issued debt securities are issued by non-U.S. companies of any size that are tied economically to foreign markets. The Fund will generally consider qualifying investments to be companies that are organized under the laws of, or maintain their principal place of business in, a foreign country; have securities that are principally traded in such countries; or derive at least 50% of revenues or profits from, or have at least 50% of their assets in, such countries.
Additionally, in order to implement its investment strategy, the Fund may invest in mortgage dollar-roll transactions and reverse repurchase agreements, and in derivatives including forwards and futures contracts, interest rate and credit default swap agreements, and options. These investments may be used for both gaining and hedging market exposure, to adjust the

Fund's duration, to manage interest rate risk, and for any other purposes consistent with its investment strategies and limitations. The Fund may engage in frequent and active trading as part of its principal investment strategy.
Common Stock Fund. In selecting securities for the Fund, the Fund’s sub-advisor, Fort Washington, seeks to invest in companies that:

•	Are trading below its estimate of the companies’ intrinsic value; and

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Have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty, or a government barrier (e.g., license or subsidy). Fort Washington believes that the strongest barrier to entry is the combination of economies of scale and higher customer loyalty.

The Fund will generally hold 25 to 45 companies, with residual cash and equivalents expected to represent less than 10% of the Fund’s net assets. The Fund may, at times, hold fewer securities and a higher percentage of cash and equivalents when, among other reasons, Fort Washington cannot find a sufficient number of securities that meets its purchase requirements. The Fund will generally sell a security if it reaches Fort Washington’s estimate of fair value, if a more attractive investment opportunity is available, or if a structural change has taken place and Fort Washington cannot reliably estimate the impact of the change on the business fundamentals.
Small Company Fund. The Fund typically sells a security if the portfolio manager believes it is overvalued, if the original investment premise is no longer true, if the holding size exceeds the portfolio manager's company or sector weighting guidelines and/or to take advantage of a more attractive investment opportunity. The Fund may also sell a partial position in a security in order to manage the size of the position. A security may also be sold to meet redemptions.
ETF Funds. In selecting a diversified portfolio of underlying funds, the Funds' sub-advisor, Wilshire Associates Incorporated ("Wilshire"), will analyze many factors, including the underlying fund’s investment objectives, total return, volatility, and expenses. Each ETF Fund will concentrate its investments to approximately the same extent that its underlying funds and their underlying index concentrates in the stocks of such particular industry or group of industries. The ETF Funds will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Wilshire expects to rebalance each ETF Fund’s assets quarterly in accordance with the asset allocation model then in effect, but reserves the right to rebalance more or less frequently as it deems appropriate, depending on market conditions, investment experience, and other factors. At the time of rebalancing, Wilshire may review and update the model. Stock and bond markets, and the subcategories of assets within those markets (value, growth, large-cap, small-cap, etc.), have returns that vary from year to year. Because the changes in returns for these assets affect their expected return in the future, Wilshire will monitor the model and may update and revise the asset allocation percentages employed by the model to reflect changes in the marketplace.

Can a Fund Depart From its Principal Investment Strategies?
In addition to the investments and strategies described in this prospectus, each Fund may invest in other securities, use other strategies and engage in other investment practices. These permitted investments and strategies are described in detail in the Funds’ Statement of Additional Information (“SAI”).
Each Fund’s investment goal is non-fundamental, and may be changed by the Board of Trustees (the “Board”) without shareholder approval.  Shareholders will be notified at least 60 days before any change takes effect.
The investments and strategies described throughout this prospectus are those that the Funds use under normal circumstances.  During unusual economic or market conditions, or for temporary defensive purposes, each Fund may invest up to 100% of its assets in cash, repurchase agreements, and short-term obligations (i.e., fixed and variable rate securities and high quality debt securities of corporate and government issuers) that would not ordinarily be consistent with the Funds’ goals.  This defensive investing may increase a Fund’s taxable income, and when a Fund is invested defensively, it may not achieve its investment goal.  A Fund will do so only if the Fund’s sub-advisor believes that the risk of loss in using the Fund’s normal strategies and investments outweighs the opportunity for gains.  Of course, there can be no guarantee that any Fund will achieve its investment goal.

80% Investment Policy. The Touchstone Bond Fund, the Touchstone Common Stock Fund and the Touchstone Small Company Fund have each adopted policies to invest, under normal conditions, at least 80% of the value of the Fund's "assets" in certain types of investments suggested by its name (the "80% Policy"). For purposes of these 80% Policies, the term "assets" means net assets plus the amount of borrowings for investment purposes. A Fund must comply with its 80% Policy at the time the Fund invests its assets. Accordingly, when a Fund no longer meets the 80% requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings but would have to make any new investments in such a way as to comply with the 80% Policy. The 80% Policy is a non-fundamental investment policy that may be changed by the Fund upon 60 days' prior notice to the Fund's shareholders.
Change in Market Capitalization. A Fund may specify in its principal investment strategy a market capitalization range for acquiring portfolio securities. If a security that is within the range for a Fund at the time of purchase later falls outside the range, which is most likely to happen because of market fluctuation, the Fund may continue to hold the security if, in the sub-advisor’s judgment, the security remains otherwise consistent with the Fund’s investment goal and strategies. However, this change in market capitalization could affect the Fund’s flexibility in making new investments.
The Touchstone Balanced Fund, the Touchstone Common Stock Fund and the Touchstone Small Company Fund each have specified a market capitalization range.
Other Investment Companies.   A Fund may invest in securities issued by other investment companies to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act") the rules thereunder and applicable Securities and Exchange Commission (“SEC”) staff interpretations thereof, or applicable exemptive relief granted by the SEC.
Lending of Portfolio Securities. The Funds may lend their portfolio securities to brokers, dealers, and financial institutions under guidelines adopted by the Board, including a requirement that a Fund must receive collateral equal to no less than 100% of the market value of the securities loaned. The risk in lending portfolio securities, as with other extensions of credit, consists of possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, the Advisor will consider all relevant facts and circumstances, including the creditworthiness of the borrower. More information on securities lending is available in the SAI.
What are the Principal Risks of Investing in the Funds?
The risks that may apply to your investment in a Fund are listed below in a table of principal risks followed by a description of each risk. For purposes of this discussion, "Fixed-Income Fund" refers to the Touchstone Bond Fund, "Equity Funds" refers to the Touchstone Common Stock Fund and the Touchstone Small Company Fund and "ETF Funds" refers to the Touchstone Conservative ETF Fund, the Touchstone Moderate ETF Fund and the Touchstone Aggressive ETF Fund. Unless otherwise noted, in this section, references to a single Fund apply equally to all of the Funds.
Each ETF Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets an ETF Fund allocates to each underlying fund.  To the extent that an ETF Fund invests more of its assets in one underlying fund than another, an ETF Fund will have greater exposure to the risks of that underlying fund.  One underlying fund may buy the same security that another underlying fund is selling.  You would indirectly bear the costs of both trades. Each ETF Fund’s ability to achieve its investment goal depends, in part, upon Wilshire’s skill in selecting the best mix of underlying funds.  There is the risk that Wilshire’s evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions. Further information about investment strategies and risks is available in the Funds' SAI.

	Balanced	Equity Funds		Fixed-Income Fund	ETF Funds
Risks	Balanced	Common Stock	Small Company	Bond	ETF Conservative(1)	ETF Moderate(1)	ETF Aggressive(1)
Asset-Backed Securities	X			X
Asset Class					X	X	X
Call					X	X	X
Concentration					X	X	X
Credit	X			X	X	X	X
Depositary Receipts	X	X
Derivatives	X			X
Economic and Market Events Risk	X	X	X	X	X	X	X
Emerging Markets	X	X		X
Equity Securities	X	X	X		X	X	X
Extension					X	X	X
Fixed-Income	X			X	X	X	X
Foreign Securities	X	X	X	X	X	X	X
Forward Currency Exchange Contract	X			X
Fund-of-Funds Structure					X	X	X
Futures Contracts	X			X
Geographic					X	X	X
Growth Securities					X	X	X
Income					X	X	X
Index-Related					X	X	X
Interest Rate	X			X	X	X	X
Investment-Grade Debt Securities	X			X
Large-Cap	X	X			X	X	X
Leverage	X			X
Liquidity					X	X	X
Management	X	X	X	X	X	X	X
Market Trading					X	X	X
Mid Cap					X	X	X
Mortgage-Backed Securities	X			X	X	X	X
Mortgage Dollar Roll	X			X
Non-Diversification		X			X	X	X
Non-Investment-Grade Debt Securities	X			X
Options	X			X
Passive Investment					X	X	X
Portfolio Turnover	X			X	X	X	X
Preferred Stock	X	X
Rating Agency					X	X	X
Sector/Industry Focus		X	X		X	X	X
Small-Cap			X		X	X	X
Sovereign Debt				X
Swap Agreements	X			X
Tracking Error					X	X	X
U.S Government Securities	X			X	X	X	X
Valuation					X	X	X
Value Securities					X	X	X
(1) Includes the principal risks of an investment in the Fund and the principal risks of investing in the underlying funds.

Asset Class Risk: The returns from the types of securities in which an ETF Fund's underlying fund invests may underperform relative to the returns of the general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.
Concentration Risk: To the extent that the investments of an ETF Fund's underlying fund are concentrated in a particular region, country, market, industry or asset class, the underlying fund may be susceptible to loss due to adverse occurrences affecting that region, country, market, industry, or asset class.

Derivatives Risk: The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Risks associated with derivatives may include correlation risk, which is the risk that the derivative does not correlate well with the security, index, or currency to which it relates. Other risks include liquidity risk, which is the risk that the Fund may be unable to sell or close out the derivative due to an illiquid market, counterparty risk, which is the risk that the counterparty to a derivative instrument may be unwilling or unable to make required payments or otherwise meet its obligations, and leverage risk, which is the risk that a derivative could expose the Fund to magnified losses resulting from leverage. The use of derivatives for hedging purposes may result in losses that partially or completely offset gains in portfolio positions. Using derivatives can increase the volatility of the Fund’s share price. For some derivatives, it is possible for the Fund to lose more than the amount invested in the derivative instrument. Derivatives may, for federal income tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding periods for certain of the Fund’s assets and defer recognition of certain of the Fund’s losses. The Fund’s ability to invest in derivatives may be restricted by certain provisions of the federal income tax laws relating to the Fund’s qualification as a regulated investment company (“RIC”). These additional risks could cause the Fund to experience losses to which it would otherwise not be subject. Regulatory changes in derivatives markets could impact the cost of or the Fund's ability to engage in derivative transactions.

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Forward Currency Exchange Contract Risk: A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position and are subject to counterparty risk. The forecasting of currency market movement is extremely difficult, and whether any hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward foreign currency contract. Accordingly, a Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if the sub-advisor’s predictions regarding the movement of foreign currency or securities markets prove inaccurate. Because foreign currency forward contracts are privately negotiated transactions, there can be no assurance that a Fund will have flexibility to rollover a forward foreign currency contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its services under the contract.

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Futures Contracts Risk: Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

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Leverage Risk: Leverage occurs when a Fund uses derivatives or similar instruments or techniques to gain exposure to investments in an amount that exceeds a Fund’s initial investment. The use of leverage magnifies changes in a Fund’s net asset value and thus results in increased portfolio volatility and increased risk of loss. Leverage can also create an interest expense that may lower a Fund’s overall returns. There can be no guarantee that a leveraging strategy will be successful.

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Options Risk: Options trading is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The value of options can be highly volatile, and their use can result in loss if the Sub-Advisor is incorrect in its expectation of price fluctuations. The successful use of options for hedging purposes also depends in part on the ability of the Sub-Advisor to predict future price fluctuations and the degree of correlation between the options and securities markets. When options are purchased over the counter, the Fund bears counterparty risk, which is the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.

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Swap Agreement Risk: Swap agreements (“swaps”) are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates. Swaps may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swaps may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap calls for payments by the Fund, the Fund must be prepared to make such payments when due. Additionally, if the counterparty’s creditworthiness declines, the value of a swap may decline. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults, or becomes insolvent, the Fund may not be able to recoup the money it expected to receive under the contract. Finally, a swap can be a form of leverage, which can magnify the Fund’s gains or losses.

Economic and Market Events Risk: Events in certain sectors historically have resulted, and may in the future result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. Interconnected global economies and financial markets increase the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may negatively affect many issuers worldwide. Actions taken by the U.S. Federal Reserve (“Fed”) or foreign central banks to stimulate or stabilize economic growth, such as interventions in currency markets, could cause high volatility in the equity and fixed-income markets. Reduced liquidity may result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices.
In addition, while interest rates have been unusually low in recent years in the United States and abroad, any decision by the Fed to adjust the target fed funds rate, among other factors, could cause markets to experience continuing high volatility. A significant increase in interest rates may cause a decline in the market for equity securities. Also, regulators have expressed concern that rate increases may contribute to price volatility. These events and the possible resulting market volatility may have an adverse effect on the Fund.
Political turmoil within the United States and abroad may also impact the Fund. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Fund’s investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. The U.S. is also considering significant new investments in infrastructure and national defense which, coupled with lower federal taxes, could lead to increased government borrowing and higher interest rates. While these proposed policies are going through the political process, the equity and debt markets may react strongly to expectations, which could increase volatility, especially if the market’s expectations for changes in government policies are not borne out. The U.S. is also renegotiating many of its global trade relationships and has imposed or threatened to impose significant import tariffs. These actions could lead to price volatility and overall declines in U.S. and global investment markets.

An epidemic outbreak and governments’ reactions to such an outbreak could cause uncertainty in the markets and may adversely affect the performance of the global economy. An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and result in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies and the market in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund.
Political and military events, including in North Korea, Venezuela, Iran, Syria, and other areas of the Middle East, and nationalist unrest in Europe and South America, also may cause market disruptions. In addition, there is a risk that the prices of goods and services in the United States and many foreign economies may decline over time, known as deflation. Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse.
Equity Securities Risk: A Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles. The value of a Fund's equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of a Fund's shares. These factors contribute to price volatility, which is the principal risk of investing in a Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation. To the extent that an ETF Fund owns an underlying Fund that invests in equity securities, that ETF Fund will be exposed to equity securities risk, including the sub-risks noted below.

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Large-Cap Risk: A Fund is subject to the risk that stocks of larger companies may underperform relative to those of small- and mid-sized companies. Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

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Mid-Cap Risk: A Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

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Preferred Stock Risk:  Preferred stock represents an equity interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, both of which can have a negative impact on the stock’s price when interest rates decline.

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Small-Cap Risk: The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small-cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Fixed-Income Risk: The market value of fixed-income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed-income securities generally rise and during periods of rising interest rates, the values of those securities generally fall. Generally, the Fund's fixed-income securities will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer the maturity or duration of the fixed-income securities the Fund owns, the more sensitive the value of the Fund's shares will be to changes in interest rates. To the extent that an ETF Fund owns an underlying fund that invests in bonds and other fixed income securities, that ETF Fund will be exposed to fixed-income risk, including the sub-risks noted below.

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Asset-Backed Securities Risk: Asset-backed securities are fixed income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the structural features such as subordination or overcollateralization and/or provided through credit enhancements by a third party. Even with a credit enhancement by a third party, there is still risk of loss. There could be inadequate collateral or no collateral for asset-backed securities. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates, and, at times, the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change the securities’ effective durations.

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Call Risk: During periods of falling interest rates, an issuer may prepay (or "call") certain debt obligations with high coupon rates prior to maturity. This may cause the average weighted maturity of a fund to fluctuate, and may require the fund to invest the resulting proceeds at lower interest rates.

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Credit Risk: The fixed-income securities in the Fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest when due. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those portfolios that invest a significant amount of their assets in non-investment grade (or "junk") bonds or lower-rated securities.

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Extension Risk: During periods of rising interest rates, certain obligations will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline to the income of a fund and potentially in the value of a fund's investments.

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Interest Rate Risk:  The market price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. There may be less governmental intervention in the securities markets in the near future. An increase in interest rates could negatively impact a Fund’s net asset value. Recent and potential future changes in government monetary policy may affect the level of interest rates.

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Investment-Grade Debt Securities Risk: Investment-grade debt securities may be downgraded by a NRSRO to below-investment-grade status, which would increase the risk of holding these securities. Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities with higher credit ratings. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and may share certain speculative characteristics with non-investment-grade securities.

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Mortgage-Backed Securities Risk: Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage re-financings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average duration of the Fund’s mortgage-backed securities and, therefore, to fully assess the interest rate risk of the Fund. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the cases of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. In addition, mortgage-backed securities may fluctuate in price based on deterioration in the perceived or actual value of the collateral underlying the pool of mortgage loans, typically residential or commercial real estate, which may result in negative amortization or negative equity meaning that the value of the collateral would be worth less than the remaining principal amount owed on the mortgages in the pool.

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Non-Investment-Grade Debt Securities Risk: Non-investment-grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers’ ability to make payments of interest and principal. There is a high risk that a Fund could suffer a loss from investments in non-investment-grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that non-investment-grade debt securities are generally unsecured and therefore, in the event of a default or bankruptcy, holders of non-investment-grade debt securities generally will not receive payments until the holders of all other debt have been paid. Non-investment-grade debt securities may also be less liquid than investment-grade debt securities.

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Rating Agency Risk: Ratings represent a NRSRO opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to timely update credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

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U.S. Government Securities Risk:  Certain U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer’s home country. There is a risk that issuers of foreign securities may not be subject to accounting standards or governmental supervision comparable to those to which U.S. companies are subject and that less public information about their operations may exist. There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes. In addition, it may be more difficult and costly for the Fund to seek recovery from an issuer located outside the United States in the event of a default on a portfolio security or an issuer’s insolvency proceeding. To the extent a Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.
While a Fund’s net assets are valued in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are: (1) it may be expensive to convert foreign currencies into U.S. dollars and vice versa; (2) complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates; (3) government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces; (4) there may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis; (5) available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and (6) the inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

Political events in foreign countries may cause market disruptions. Uncertainties surrounding the sovereign debt of a number of European Union (“EU”) countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the world’s securities markets likely will be significantly disrupted. In January 2020, the United Kingdom (“UK”) left the EU, commonly referred to as “Brexit.” There is significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic, and market outcomes are difficult to predict. This long-term uncertainty may affect other countries in the EU and elsewhere, and may cause volatility within the EU, triggering prolonged economic downturns in certain European countries. In addition, Brexit may create additional and substantial economic stresses for the UK, including a contraction of the UK economy and price volatility in UK stocks, decreased trade, capital outflows, devaluation of the British pound, wider corporate bond spreads due to uncertainty, and declines in business and consumer spending as well as foreign direct investment. Brexit may also adversely affect UK-based financial firms that have counterparties in the EU or participate in market infrastructure (trading venues, clearing houses, settlement facilities) based in the EU. These events and the resulting market volatility may have an adverse effect on the performance of a Fund.

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Depositary Receipts Risk: Foreign receipts, which include American Depositary Receipts ("ADRs"), Global Depositary Receipts, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs, which are issued by a depositary bank without the participation or consent of the issuer, involve additional risks because U.S. reporting requirements do not apply, and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

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Emerging Markets Risk:   Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in securities of issuers located in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

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Sovereign Debt Risk: The actions of foreign governments concerning their respective economies could have an important effect on their ability or willingness to service their sovereign debt. Such actions could have significant effects on market conditions and on the prices of securities and instruments held by a Fund, including the securities and instruments of foreign private issuers. Factors which may influence the ability or willingness of foreign sovereigns to service debt include, but are not limited to: the availability of sufficient foreign exchange on the date payment is due; the relative size of its debt service burden to the economy as a whole; its balance of payments (including export performance) and cash flow situation; its access to international credits and investments; fluctuations in interest and currency rates and reserves; and its government's policies towards the International Monetary Fund, the World Bank, and other international agencies. If a foreign sovereign defaults on all or a portion of its foreign debt, a Fund may have limited legal recourse against the issuer and/or guarantor. In some cases, remedies must be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the prevailing country which could substantially delay or defeat any recovery.

Fund-of-Funds Structure Risk: The value of an investment in an ETF Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals. Because an ETF Fund invests in ETFs shareholders indirectly bear a proportionate share of the expenses charged by the underlying funds in which it invests. The principal risks of an investment in an ETF Fund include the principal risks of investing in the underlying funds. The more an ETF Fund allocates to equity funds, the greater the expected risk. To the extent that an ETF Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund. An ETF Fund's ability to achieve its investment goal depends upon the sub-advisor's skill in selecting an optimum mix of underlying funds. There is the risk that the sub-advisor's evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions and its asset allocation models do not successfully anticipate market trends.
The ETF Funds may invest in exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”), which include different risks than investing in another investment company. As with investment companies, shareholders of each ETF Fund indirectly bear a proportionate share of the expenses charged by an underlying ETF or ETN in which the ETF Fund invests.

An ETF is a type of investment company that is bought and sold on a securities exchange and contains a fixed portfolio of securities designed to track a particular index. The risks of investing in an ETF generally include the risks of investing in the underlying securities. However, an ETF’s lack of liquidity could result in the ETF being more volatile than its underlying securities, which could increase the ETF’s management fees and thus increase the ETF’s costs. At times, the portfolio composition and performance of the ETF may not match that of the index the ETF is designed to track due to delays in the ETF’s implementation of changes to the composition of the index as well as other factors. The market price of an ETF's shares may trade at a discount or premium to its NAV and may vary significantly from the NAV of the ETF's shares during periods of market volatility or reduced liquidity.

An ETN is a type of unsecured, unsubordinated debt security that trades on a major securities exchange in a manner similar to shares of ETFs. An ETN has similar characteristics and risks to fixed-income securities, and an ETN is designed to combine aspects of both bonds and ETFs. Unlike fixed-income securities, returns of an ETN are based on the performance of a market index minus applicable fees, no period coupon payments are distributed, and no principal protections exist. The value of an ETN may be influenced by time to maturity; level of supply and demand for the ETN; volatility and lack of liquidity in underlying commodities or securities markets; changes in the applicable interest rates; changes in the issuer's credit rating; and economic, legal, political, or geographic events that affect the referenced commodity or security. If an ETF Fund holds an ETN until its maturity, the issuer gives the Fund a cash amount that would be equal to the principal amount, subject to the day’s index factor. However, an ETF Fund that must sell an ETN may be limited by a weak secondary market, which may require such Fund to sell the ETN at a discount. ETNs are also subject to Credit Risk and Fixed-Income Risk.

Geographic Risk: A natural or other disaster could occur in a geographic region in which an ETF Fund's underlying fund invests.
Growth Securities Risk: Growth securities may be more volatile than other securities because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential.
Income Risk: The income of an ETF Fund's underlying fund may decline when interest rates fall.
Index-Related Risk: There is no guarantee that an ETF Fund's underlying fund that is an index fund will achieve a high degree of correlation to its underlying index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on an underlying fund's ability to adjust its exposure to the required levels in order to track the underlying index. Errors in index data may occur from time to time and may not be identified and corrected for a period of time, and may have an adverse impact on an underlying fund and its shareholders.
Liquidity Risk: The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the Fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.
The capacity of traditional dealers to engage in fixed-income trading has not kept pace with the bond market's growth. As a result, dealer inventories of corporate bonds, which indicate the ability to “make markets,” i.e., buy or sell a security at the quoted bid and ask price, respectively, are at or near historic lows relative to market size. Because market makers provide stability to fixed-income markets, the significant reduction in dealer inventories could lead to decreased liquidity and increased volatility, which may become exacerbated during periods of economic or political stress.

Management Risk:  In managing a Fund’s portfolio, the Advisor may engage one or more sub-advisors to make investment decisions on a portion of or the entire portfolio.  There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.  The value of your investment may decrease if the sub-advisor incorrectly judges the attractiveness, value, or market trends affecting a particular security, issuer, industry, or sector.
Market Trading Risk: An ETF Fund's underlying fund faces numerous market trading risks, including the potential lack of an active market for the underlying fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the underlying fund. Any of these factors, among others, may lead to the underlying fund's shares trading at a premium or discount to net asset value.
Mortgage Dollar Roll Risk: Mortgage “dollar rolls” are transactions in which mortgage-backed securities are sold for delivery in the current month and the seller simultaneously contracts to repurchase substantially similar securities on a specified future date. The difference between the sale price and the purchase price (plus any interest earned on the cash proceeds of the sale) is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with the Fund being paid a fee as consideration for entering into the commitment to purchase. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held.

Non-Diversification Risk: Subject to federal income tax restrictions relating to a Fund's qualification as a regulated investment company, a non-diversified fund may invest a significant percentage of its assets in the securities of a single company. Because a higher percentage of a Fund's holdings may be invested in a single company, a Fund may be more sensitive to any single economic, business, political or regulatory occurrence than a diversified fund. To the extent that an ETF Fund invests in non-diversified underlying funds, changes in the market value of a single issuer could cause greater fluctuation in the value of an underlying fund than would occur in an underlying diversified fund.
Passive Investment Risk: The underlying funds in which the ETF Funds may invest are not actively managed and the portfolio managers do not attempt to take defensive positions under any market conditions, including during declining markets.
Portfolio Turnover Risk: Each Fund may sell its portfolio securities, regardless of the length of time that they have been held, if the sub-advisor determines that it would be in the Fund’s best interest to do so. It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within the sub-advisor’s control. These transactions will increase a Fund’s “portfolio turnover.” A 100% portfolio turnover rate would occur if all of the securities in the Fund were replaced during a given period. Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund’s performance and may result in the realization of substantial capital gains, including net short–term capital gains, although owners of variable annuity contracts or variable life policies are not expected to be subject to federal income tax on distributions of capital gains by the Fund. High portfolio turnover may reduce the Fund's returns.
Sector/Industry Focus Risk: The Fund may invest a high percentage of its assets in specific sectors and/or industries of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector or industry of the market, positive or negative, and may experience increased volatility of the Fund’s net asset value with a magnified effect on the total return.

Tracking Error Risk: The performance of an ETF Fund's underlying fund that is an index fund may diverge from that of the underlying index. If an underlying fund employs a representative sampling strategy, the underlying fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.
Valuation Risk: The sale price an ETF Fund's underlying fund could receive for a security may differ from the underlying fund's valuation of the security and may differ from the value used by the underlying index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in an underlying fund's portfolio may change on days when shareholders will not be able to purchase or sell an underlying fund's shares.

Value Securities Risk: Securities issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value.

Where Can I Find Information About the Funds’ Portfolio Holdings Disclosure Policies?
A description of the Funds' policies and procedures for disclosing portfolio securities to any person is available in the SAI.

THE FUNDS’ MANAGEMENT

Investment Advisor

Touchstone Advisors, Inc.
303 Broadway, Suite 1100, Cincinnati, Ohio 45202

Touchstone Advisors has been a registered investment advisor since 1994. As of March 31, 2020, Touchstone Advisors had approximately $16.0 billion in assets under management. As the Funds’ investment advisor, Touchstone Advisors reviews, supervises, and administers the Funds’ investment programs and also ensures compliance with the Funds’ investment policies and guidelines.
Touchstone Advisors is responsible for selecting each Fund’s sub-advisor(s), subject to approval by the Board.  Touchstone Advisors selects a sub-advisor that has shown good investment performance in its areas of expertise.  Touchstone Advisors considers various factors in evaluating a sub-advisor, including:

•	Level of knowledge and skill;

•	Performance as compared to its peers or benchmark;

•	Consistency of performance over 5 years or more;

•	Level of compliance with investment rules and strategies;

•	Employees, facilities and financial strength; and

•	Quality of service.

Touchstone Advisors will also continually monitor each sub-advisor’s performance through various analyses and through in-person, telephone, and written consultations with a sub-advisor.  Touchstone Advisors discusses its expectations for performance with each sub-advisor and provides evaluations and recommendations to the Board of Trustees, including whether or not a sub-advisor’s contract should be renewed, modified, or terminated.
The SEC has granted an exemptive order that permits Touchstone Variable Series Trust (the "Trust") or Touchstone Advisors, under certain conditions, to select or change unaffiliated sub-advisors, enter into new sub-advisory agreements, or amend existing sub-advisory agreements without first obtaining shareholder approval.  The Funds must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with the Trust or Touchstone Advisors other than by reason of serving as a sub-advisor to one or more Funds. Shareholders of a Fund will be notified of any changes in its sub-advisor.
Two or more sub-advisors may manage a Fund, from time to time, with each managing a portion of the Fund’s assets.  If a Fund has more than one sub-advisor, Touchstone Advisors allocates how much of a Fund’s assets are managed by each sub-advisor. Touchstone Advisors may change these allocations from time to time, often based upon the results of its evaluations of the sub-advisors.
Touchstone Advisors is also responsible for running all of the operations of the Funds, except those that are subcontracted to a sub-advisor, custodian, transfer agent, sub-administrative agent or other parties.  For its services, Touchstone Advisors is entitled to receive an investment advisory fee from each Fund at an annualized rate, based on the average daily net assets of the Fund.  The Annual Fee Rate below is the fee paid to Touchstone Advisors by each Fund, net of any advisory fee waivers and/or expense reimbursements, for the fiscal year ended December 31, 2019. Touchstone Advisors pays sub-advisory fees to each sub-advisor from its advisory fee.

Fund	Net Annual Fee Rate as a % of average daily net assets(3)
Balanced Fund	0.06%
Bond Fund(1)	0.30%	(2)
Common Stock Fund	0.46%	(2)
Small Company Fund	0.50%
Conservative ETF Fund	0.25%	(2)
Moderate ETF Fund	0.25%	(2)
Aggressive ETF Fund	0.25%	(2)
(1) Effective July 12, 2019, the Bond Fund lowered its annual advisory fee from 0.40% on all assets to 0.40% on the first $300 million of assets and 0.35% on assets over $300 million.
(2) Touchstone Advisors pays Integrity Life Insurance Company, and National Integrity Life Insurance Company (the “Integrity Companies”), Columbus Life Insurance Company, and certain other affiliates a shareholder servicing fee of up to 0.15% annually on Class SC shares of each Fund. In exchange for the shareholder servicing fee, these entities provide services including (but not limited to) prospectus, financial report, and statement delivery; telephone and Internet services for contract owners; and recordkeeping and similar administrative services. Touchstone Advisors, at its expense, may also provide additional compensation to certain unaffiliated dealers, financial intermediaries, or service providers for administrative and/or shareholder servicing activities.
(3) The Net Annual Fee Rate is the fee paid to Touchstone Advisors by each Fund, net of any advisory fee waivers and/or expense reimbursements, for the fiscal year ended December 31, 2019. These advisory fee waivers and/or expense reimbursements are described in the "Annual Fund Operating Expenses" table and the related footnotes in each Fund's summary above.

Additional Information

The Trustees of the Trust oversee generally the operations of each Fund and the Trust. The Trust enters into contractual arrangements with various parties, including, among others, the Funds' investment advisor, custodian, transfer agent, accountants and distributor, who provide services to each Fund. Shareholders and insurance company separate account investors are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any such individual shareholder or group of shareholders or investors any right to enforce the terms of the contractual arrangements against the service providers or to seek any remedy under the contractual arrangements against the service providers, either directly or on behalf of the Trust.

This prospectus provides information concerning the Trust and the Funds that you should consider in determining whether to purchase shares of a Fund. The Funds may make changes to this information from time to time. Neither this prospectus, the SAI or any document filed as an exhibit to the Trust’s registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or a Fund its shareholders or investors, or give rise to any contract or other rights in any such individual shareholder or investor or group of shareholders or investors or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Advisory and Sub-Advisory Agreement Approval. A discussion of the basis for the Board's approval of the Funds’ advisory and sub-advisory agreements can be found in the Trust’s December 31, 2019 annual report. Fort Washington is an affiliate of Touchstone Advisors. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep Fort Washington as the sub-advisor to the Touchstone Balanced Fund, the Touchstone Bond Fund, the Touchstone Common Stock Fund and the Touchstone Small Company Fund. The Board of Trustees reviews Touchstone Advisors' decisions, with respect to the retention of Fort Washington, to reduce the possibility of a conflict of interest.

Sub-Advisors and Portfolio Managers
Listed below is the sub-advisor and the portfolio managers that have responsibility for the day-to-day management of each Fund. A brief biographical description of each portfolio manager is also provided. The SAI provides additional information about the portfolio managers’ investments in the Fund or Funds that they manage, a description of their compensation structure, and information regarding other accounts that they manage.
Fort Washington Investment Advisors, Inc. ("Fort Washington") , located at 303 Broadway, Suite 1200, Cincinnati, Ohio 45202, has been an SEC–registered investment advisor since 1990 and serves as the sub-advisor to the Touchstone

Balanced Fund, the Touchstone Bond Fund, the Touchstone Common Stock Fund and the Touchstone Small Company Fund. As the sub-advisor, Fort Washington makes investment decisions for each Fund and also ensures compliance with the Touchstone Fund's investment policies and guidelines. As of December 31, 2019 Fort Washington had approximately $63.1 billion in assets under management (includes assets under management by Fort Washington of $59.2 billion and $3.9 billion in commitments managed by Fort Washington Capital Partners Group, a division). Each Fort Washington portfolio manager listed below is jointly and primarily responsible for the management of the applicable Fund.

Balanced Fund

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Timothy J. Policinski, CFA , is the primary manager of the Fund.  Mr. Policinski is a Managing Director and Senior Portfolio Manager.  He has worked at Fort Washington since 2001.  Mr. Policinski has over 21 years of fixed-income management experience.

•	Daniel J. Carter, CFA , Vice President and Senior Portfolio Manager, joined Fort Washington in 2000. Mr. Carter has co-managed the Fund since its inception in 2017.

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James Wilhelm , Managing Director, Head of Public Equities and Senior Portfolio Manager, joined Fort Washington in 2002. Mr. Wilhelm has investment experience dating back to 1993. He has co-managed the Fund since its inception in 2017.

Bond Fund

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Timothy J. Policinski, CFA , is the primary manager of the Fund. Mr. Policinski is a Managing Director and Senior Portfolio Manager. He has worked at Fort Washington and managed the Fund since 2001. Mr. Policinski has over 21 years of fixed-income management experience. He managed the predecessor fund and has managed the Fund since its inception in 2017.

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Daniel J. Carter, CFA , Vice President and Senior Portfolio Manager and joined Fort Washington in 2000. Mr. Carter has managed the Fund since September 2001. He managed the predecessor fund and has managed the Fund since its inception in 2017.

Common Stock Fund

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James Wilhelm, Managing Director, Head of Public Equities and Senior Portfolio Manager, joined Fort Washington in 2002. He has investment experience dating back to 1993. He has managed the Fund since its inception in 2017.

Small Company Fund

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Jason Ronovech is lead manager of the Small Company Fund and joined Fort Washington in 2017. Mr. Ronovech served as the portfolio manager of the Predecessor Fund, which was managed by Sentinel, from 2013 to 2017. Prior to joining Sentinel, Mr. Ronovech was a portfolio manager with Paradigm Capital Management, where he co–managed the firm’s flagship Small Cap and Mid Cap portfolios.

Wilshire Associates Incorporated   (“Wilshire”) , located at 1299 Ocean Ave #700, Santa Monica, California 90401, has been a registered investment advisor since 1990 and the firm was founded in 1972. Wilshire serves as sub-advisor to the Touchstone Conservative ETF Fund, Touchstone Moderate ETF Fund and Touchstone Aggressive ETF Fund. Wilshire advises on more than $72 billion in assets under management as of December 31, 2019. Wilshire, an independent firm for over 40 years, is supported by a global network of offices in the U.S., Europe, and the Asia Pacific. Each Wilshire portfolio manager listed below is jointly and primarily responsible for the management of the ETF Funds.

ETF Funds

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Nathan Palmer, CFA,  is a Managing Director of Wilshire and Head of Wilshire Funds Management’s Portfolio Management Group.  Mr. Palmer has more than 21 years of industry experience and is responsible for creating multi-asset class, multi-manager investment solutions for financial intermediary clients. Prior to joining

Wilshire in 2011, Mr. Palmer provided investment advice to endowment, foundation, and family office clients at Convergent Wealth Advisors since 2009.

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Anthony Wicklund, CFA, CAIA, is a Managing Director of Wilshire Associates and a Portfolio Manager with Wilshire Funds Management. Mr. Wicklund has more than 18 years of industry experience and is a portfolio manager for multi-manager portfolios, including target-risk, target-date, and alternative portfolios for a range of financial intermediary clients. Prior to joining Wilshire Associates in 2013, Mr. Wicklund was the Director of Risk Management at Convergent Wealth Advisors, where he led the firm’s investment risk management and operational due diligence efforts.

SHAREHOLDER SERVICING ARRANGEMENTS

Shareholder Servicing Plan - Class SC shares (not applicable to Balanced Fund, Bond Fund - Class I, Common Stock Fund - Class I, or Small Company Fund). The Trust has adopted a shareholder services plan (the "Plan") with respect to Class SC shares of the Bond Fund, Common Stock Fund, Conservative ETF Fund, Moderate ETF Fund, and Aggressive ETF Fund, providing that the Trust may obtain the services of Touchstone Advisors and other qualified financial intermediaries to act as shareholder servicing agents for their customers. Under the Plan, the Trust (or the Trust's agents) may enter into agreements pursuant to which the shareholder servicing agent performs certain shareholder services not otherwise provided by the transfer agent. For these services, the Trust pays the shareholder servicing agent a fee of up to 0.25% of the average daily net assets attributable to the Class SC shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.
The Trust may use payments under this aspect of the Plan to provide or enter into agreements with organizations ("Service Providers") who will provide one or more of the following shareholder services to a Fund's Class SC shareholders: (i) establishing and maintaining customer accounts and records; (ii) aggregating and processing purchase and redemption requests from customers and placing net purchase and redemption orders with the Distributor; (iii) automatically investing customer account cash balances; (iv) providing periodic statements to their customers; (v) arranging for bank wires; (vi) answering routine customer inquiries concerning their investments in the shares offered in connection with this Plan and related distribution agreement; (vii) assisting customers in changing dividend options, account designations and addresses; (viii) performing sub-accounting functions; (ix) processing dividend payments from the Fund on behalf of customers; (x) forwarding certain shareholder communications from the Fund (such as proxies, shareholder reports and dividend, distribution and tax notices) to customers; and (xi) providing such other similar services as may be reasonably requested to the extent they are permitted to do so under applicable statutes, rules and regulations. Because these fees are paid out of the Fund's Class SC share assets on an on-going basis, over time these fees will increase the cost of your investment.
INVESTING WITH TOUCHSTONE

Choosing the Appropriate Investments to Match Your Goals.  Investing well requires a plan.  We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals.
Purchasing Shares
You cannot buy shares of the Funds directly. You can invest indirectly in the Funds through your purchase of a variable annuity contract or variable life policy. You should read this prospectus and the prospectus of the variable annuity contract or variable life policy carefully before you choose your investment options.
Selling Shares
To meet various obligations under the variable annuity contracts or variable life policies through which Fund shares are purchased, the insurance company separate accounts which directly hold the Funds' shares may sell Fund shares to generate cash. For example, a separate account may sell Fund shares and use the proceeds to pay a contract owner who requested a partial withdrawal or who canceled a contract. Proceeds from the sale are usually sent to the separate account on the next business day. The Funds may suspend sales of shares or postpone payment dates when the New

York Stock Exchange ("NYSE") is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as otherwise permitted by the SEC. Under normal conditions, each Fund typically expects to meet redemption requests through the use of the Fund's holdings of cash or cash equivalents, lines of credit, an interfund loan (as discussed in the SAI) or by selling other Fund assets. A redemption-in-kind may be used under unusual circumstances.
When an ETF Fund generates cash to meet redemption requests, it sells shares of each of the underlying funds in the same percentage that it holds those shares as part of its portfolio of securities. Therefore, the relative percentage of an ETF Fund's composition of underlying funds is not affected by the sale.
Redemption in-Kind. Under unusual circumstances, when the Board deems it appropriate, a Fund may make payment for shares redeemed in portfolio securities of the Fund taken at current value. Shareholders may incur transaction and brokerage costs when they sell these portfolio securities. Until such time as the shareholder sells the securities they receive in kind, the securities are subject to market risk. Redemptions in-kind are taxable for federal income tax purposes in the same manner as redemptions for cash.
Market Timing Policy
Shares of the Funds are held by insurance companies who make the Funds available to investors through separate accounts. These separate accounts are available to investors through a variable annuity contract or variable life policy sold by the insurance company. As a result, market timing or excessive trading in accounts that an investor owns or controls may disrupt portfolio investment strategies, may increase brokerage and administrative costs, and may negatively impact investment returns for all investors, including long-term investors who do not generate these costs. The Funds will take reasonable steps to discourage excessive short-term trading and will not knowingly accommodate frequent purchases and redemptions of Fund shares by investors. The Board has adopted the following policies and procedures with respect to market timing of the Funds by investors. The Funds will monitor selected trades on a daily basis in an effort to deter excessive short-term trading. If a Fund has reason to believe that an investor has engaged in excessive short-term trading, the Funds may ask the insurance companies to stop such activities or restrict or refuse to process purchases or exchanges in the investor's accounts. While the Funds cannot assure the prevention of all excessive trading and market timing, by making these judgments the Fund believes it is acting in a manner that is in the best interests of its investors. However, because the Funds cannot prevent all market timing, investors may be subject to the risks described above.
The Trust expects the insurance company separate accounts that invest in the Funds to have in place policies and procedures reasonably designed to deter market timing in the separate accounts by contract or policy holders. Separate accounts often establish omnibus accounts in the Funds for their contract or policy holders through which transactions are placed. In accordance with Rule 22c-2 under the 1940 Act, the Funds have entered into information sharing agreements with the insurance companies that use the Funds as underlying investment vehicles for their separate accounts. Under these agreements, an insurance company is obligated to: (1) adopt and enforce during the term of the agreement, a market-timing policy, the terms of which are acceptable to the Funds; (2) furnish the Funds, upon their request, with information regarding contract or policy holder trading activities in shares of the Funds; and (3) enforce its market-timing policy with respect to contract or policy holders identified by the Funds as having engaged in market timing. When information regarding transactions in the Funds' shares is requested by a Fund and such information is in the possession of a person that is itself a financial intermediary to an insurance company (an "indirect intermediary"), any insurance company with whom the Funds have an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Funds, to restrict or prohibit the indirect intermediary from purchasing shares of the Funds on behalf of contract or policy holders or any other persons.
Investors in the Funds should be aware that the right of an owner of a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and the owner. Many of these contracts do not limit the number of transfers that a contract owner may make among the underlying funds. The terms of these contracts, the presence of financial intermediaries (including the insurance companies) between the Funds and the contract and policy holders and other factors such as state insurance laws may limit a Fund's ability to deter market timing. Multiple tiers of such financial intermediaries may further compound the Funds' difficulty in deterring such market timing activities.

The Funds apply these policies and procedures uniformly to all investors believed to be engaged in market timing or excessive trading. The Funds have no arrangements to permit any investor to trade frequently in shares of the Funds, nor will they enter into any such arrangements in the future.
Pricing of Fund Shares
Each Fund’s share price (also called “NAV”) and public offering price (NAV plus a sales charge, if applicable) is determined as of the close of regular trading (typically 4:00 p.m. Eastern time or at such other time that the NYSE establishes official closing prices) every day the NYSE is open. Each Fund ( calculates its NAV per share, for each class generally using market prices, by dividing the total value of its net assets attributable to that class by the number of shares outstanding attributable to that class. Shares are purchased or sold at the NAV determined after a purchase or sale orde r is received in proper form by Touchstone Securities, Inc. ("Touchstone Securities") or its authorized agent.
The Funds’ equity investments are valued based on market value or, if no market value is available, based on fair value as determined by the Board (or under its direction). The Funds may use pricing services to determine market value for investments. Some specific pricing strategies follow:
•All short-term dollar-denominated investments that mature in 60 days or less may be valued on the basis of amortized cost which the Board has determined as fair value.
•Securities mainly traded on a U.S. exchange are valued at the last sale price on that exchange or, if no sales occurred during the day, at the last quoted bid price.
Any foreign securities held by a Fund will be priced as follows:
•All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values.
•Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange.  However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value.  This may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the NAV.
•Because portfolio securities that are primarily listed on a non-U.S. exchange may trade on weekends or other days when a Fund does not price its shares, a Fund’s NAV may change on days when shareholders will not be able to buy or sell shares.
•Securities held by a Fund that do not have readily available market quotations are priced at their fair value using procedures approved by the Board.  Any debt securities held by a Fund for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities.  The Funds may use fair value pricing under the following circumstances, among others:
◦If the validity of market quotations is deemed to be not reliable.
◦If the value of a security has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets on which the security is traded.
◦If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
◦If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation.
The use of fair value pricing has the effect of valuing a security based upon the price a Fund might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. The Funds have established fair value policies and procedures that delegate fair value responsibilities to the Advisor. These policies and procedures outline the fair value method for the Advisor. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors established by the Board, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. With respect to any portion of a Fund’s assets that is invested in other mutual funds, that portion of the Fund’s NAV is calculated based on the NAV of that mutual fund. The prospectus for the other mutual fund explains the circumstances and effects of fair value pricing for that mutual fund.
DISTRIBUTIONS AND TAXES

Dividends and Other Distributions
Each Fund intends to distribute to its shareholders substantially all of its net investment income and capital gains. Each Fund will declare and pay dividends annually to shareholders. Each Fund makes distributions of capital gains, if any, at least annually.
For more information about dividends and other distributions in connection with any investment in a variable annuity contract or variable life policy, see the prospectus for your variable annuity contract or variable life policy.
Federal Income Tax Information
Shares of the Funds must be purchased through separate accounts used to fund variable insurance contracts. As a result, it is anticipated that any income dividends or capital gains distributed by the Funds will be exempt from current taxation by contract holders if left to accumulate within a separate account. Withdrawals from such contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 1/2. Investors are urged and advised to consult their own tax advisors for more information on their tax situation, including possible state or local taxes.
For more information about the tax consequences of an investment in a variable annuity contract or variable life policy, see the prospectus for your variable annuity contract or variable life policy.
This section is only a summary of some important federal income tax considerations that may affect your investment in a Fund. More information regarding these considerations is included in the Funds' SAI. You are urged and advised to consult your own tax advisor regarding the effects of an investment in a variable insurance contract that invests in a Fund on your tax situation.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The total returns do not reflect fees that are paid by the separate accounts through which shares of the Funds are sold. Inclusion of these fees would reduce the total return figures for all periods. The financial highlights for ETF Funds, for the years ended December 31, 2019, 2018, 2017, 2016 and 2015 were audited by Ernst & Young LLP, an independent registered public accounting firm. The report of Ernst & Young LLP, along with each Fund's financial statements and related notes, are included in the Funds' annual report. The financial highlights for the Touchstone Balanced Fund, Touchstone Bond Fund, Touchstone Common Stock Fund and Touchstone Small Company Fund were audited by Ernst & Young for the years ended December 31, 2019, 2018 and 2017, and were audited by another independent registered public accounting firm for the fiscal years ended December 31, 2016 and 2015. You can obtain the annual report at no charge by calling 1.800.543.0407 or by downloading a copy from the Touchstone Investments website at: TouchstoneInvestments.com/Resources.

Effective April 22, 2019, the outstanding shares of each of the Balanced Fund, Bond Fund, Common Stock Fund and Small Company Fund were re-designated "Class I" shares and the outstanding shares of the ETF Funds were re-designated as "Class SC" shares.

Touchstone Balanced Fund — Class I
Selected Data for a Share Outstanding Throughout Each Period

	Year Ended December 31,
	2019		2018		2017	2016		2015
Net asset value at beginning of period	$9.86		$14.85		$13.02	$12.49		$13.45
Income (loss) from investment operations:
Net investment income	0.14	(A)	0.18	(A)	0.14	0.15	(A)	0.20	(A)
Net realized and unrealized gains (losses) on investments	2.11		(0.92)		1.69	0.78		(0.19)
Total from investment operations	2.25		(0.74)		1.83	0.93		0.01
Distributions from:
Net investment income	(0.16)		(0.12)		—	(0.18)		(0.25)
Realized capital gains	—	(B)	(4.13)		—	(0.20)		(0.72)
Return of capital	—		—		—	(0.02)		—
Total distributions	(0.16)		(4.25)		—	(0.40)		(0.97)
Net asset value at end of period	$11.95		$9.86		$14.85	$13.02		$12.49
Total return(C)	22.80%		(6.07)%		14.06%	7.42%		0.03%
Ratios and supplemental data:
Net assets at end of period (000's)	$17,628		$15,971		$17,964	$15,988		$15,301
Ratio to average net assets:
Net expenses	0.85%		0.85%		0.85%	0.85%		0.87%
Gross expenses	1.48%		1.15%		0.97%	0.88%		0.87%
Net investment income	1.22%		1.22%		1.01%	1.16%		1.50%	(D)
Portfolio turnover rate	129%		140%		142%	30%		38%

(A)	The net investment income per share was based on average shares outstanding for the period.

(B)	Less than $0.005 per share.

(C)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

(D)
Includes the impact of special dividends resulting from an acquisition of Covidien plc by Medtronic, Inc. on January 26, 2015 through the formation of a new holding company, Medtronic plc, incorporated in Ireland. These special dividends enhanced the ratio of net investment income by 0.47% for the fiscal year ended December 31, 2015.

Touchstone Bond Fund — Class SC
Selected Data for a Share Outstanding Throughout The Period

	Period Ended December 31,
	2019(A)
Net asset value at beginning of period	$9.90
Income (loss) from investment operations:
Net investment income	0.11
Net realized and unrealized gains (losses) on investments	0.13
Total from investment operations	0.24
Distributions from:
Net investment income	(0.13)
Net asset value at end of period	$10.01
Total return(B)	2.43%	(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$59,462
Ratio to average net assets:
Net expenses	0.78%	(D)
Gross expenses	0.84%	(D)
Net investment income	2.29%	(D)
Portfolio turnover rate	335%	(C)(E)

Touchstone Bond Fund — Class I
Selected Data for a Share Outstanding Throughout Each Period

	Year Ended December 31,
	2019		2018	2017	2016		2015
Net asset value at beginning of period	$9.19		$9.60	$9.26	$9.38		$9.83
Income (loss) from investment operations:
Net investment income	0.33		0.28	0.18	0.14	(F)	0.27	(F)
Net realized and unrealized gains (losses) on investments	0.63		(0.46)	0.16	(0.06)		(0.40)
Total from investment operations	0.96		(0.18)	0.34	0.08		(0.13)
Distributions from:
Net investment income	(0.13)		(0.23)	—	(0.20)		(0.32)
Net asset value at end of period	$10.02		$9.19	$9.60	$9.26		$9.38
Total return(B)	10.46%		(1.88)%	3.67%	0.81%		(1.29)%
Ratios and supplemental data:
Net assets at end of period (000's)	$37,819		$41,808	$46,922	$48,680		$57,312
Ratio to average net assets:
Net expenses	0.67%		0.67%	0.68%	0.67%		0.67%
Gross expenses	0.94%		0.87%	0.71%	0.67%		0.67%
Net investment income	2.58%		2.62%	1.83%	1.46%		2.69%
Portfolio turnover rate	335%	(E)	431%	168%	197%		117%

(A)	Represents the period from commencement of operations (July 12, 2019) through December 31, 2019.

(B)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

(C)	Not annualized.

(D)	Annualized.

(E)
Portfolio turnover excludes the purchases and sales of securities of the Touchstone Active Bond Fund acquired on July 12, 2019. If these transactions were included, portfolio turnover would have been higher.

(F)	The net investment income per share was based on average shares outstanding for the period.

Touchstone Common Stock Fund — Class SC
Selected Data for a Share Outstanding Throughout The Period

	Period Ended December 31, 2019(A)
Net asset value at beginning of period	$8.61
Income (loss) from investment operations:
Net investment income	0.02
Net realized and unrealized gains (losses) on investments	0.72
Total from investment operations	0.74
Distributions from:
Net investment income	(0.05)
Realized capital gains	(0.10)
Total distributions	(0.15)
Net asset value at end of period	$9.20
Total return(B)	8.60%	(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$82,546
Ratio to average net assets:
Net expenses	0.94%	(D)
Gross expenses	0.94%	(D)
Net investment income	0.46%	(D)
Portfolio turnover rate	18%	(C)(E)
Touchstone Common Stock Fund — Class I
Selected Data for a Share Outstanding Throughout Each Period

	Year Ended December 31,
	2019		2018		2017		2016		2015
Net asset value at beginning of period	$7.28		$18.74		$15.52		$15.46		$17.69
Income (loss) from investment operations:
Net investment income	0.08		0.14	(F)	0.22		0.25	(F)	0.44	(F)
Net realized and unrealized gains (losses) on investments	2.00		(1.00)		3.11		1.49		(0.39)
Total from investment operations	2.08		(0.86)		3.33		1.74		0.05
Distributions from:
Net investment income	(0.05)		(0.11)		(—)	(G)	(0.27)		(0.49)
Realized capital gains	(0.10)		(10.49)		(0.11)		(1.41)		(1.79)
Total distributions	(0.15)		(10.60)		(0.11)		(1.68)		(2.28)
Net asset value at end of period	$9.21		$7.28		$18.74		$15.52		$15.46
Total return(B)	28.58%		(8.05)%		21.50%		11.26%		0.19%
Ratios and supplemental data:
Net assets at end of period (000's)	$139,536		$124,796		$158,438		$149,238		$161,148
Ratio to average net assets:
Net expenses	0.73%		0.73%		0.71%		0.73%		0.72%
Gross expenses	0.82%		0.83%		0.71%		0.73%		0.72%
Net investment income	0.82%		0.77%		1.21%		1.58%		2.48%	(H)
Portfolio turnover rate	18%	(E)	10%		84%		6%		9%

(A)	Represents the period from commencement of operations (July 12, 2019) through December 31, 2019.

(B)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

(C)	Not annualized.

(D)	Annualized.

(E)
Portfolio turnover excludes the purchases and sales of securities of the Touchstone Focused Fund and the Touchstone Large Cap Core Equity Fund acquired on July 12, 2019. If these transactions were included, portfolio turnover would have been higher.

(F)	The net investment income per share was based on average shares outstanding for the period.

(G)	Less than $0.005 per share.

(H)
Includes the impact of special dividends resulting from an acquisition of Covidien plc by Medtronic, Inc. on January 26, 2015 through the formation of a new holding company, Medtronic plc, incorporated in Ireland. These special dividends enhanced the ratio of net investment income by 0.47% for the fiscal year ended December 31, 2015.

Touchstone Small Company Fund — Class I
Selected Data for a Share Outstanding Throughout Each Period

	Year Ended December 31,
	2019		2018	2017	2016		2015
Net asset value at beginning of period	$12.69		$15.73	$13.58	$12.14		$14.63
Income (loss) from investment operations:
Net investment income (loss)	0.02		0.01	(0.01)	0.01	(A)	(0.02)	(A)
Net realized and unrealized gains (losses) on investments	2.64		(1.11)	2.57	2.44		(0.15)
Total from investment operations	2.66		(1.10)	2.56	2.45		(0.17)
Distributions from:
Net investment income	—	(B)	—	(0.01)	(0.01)		—
Realized capital gains	(1.66)		(1.94)	(0.40)	(1.00)		(2.32)
Total distributions	(1.66)		(1.94)	(0.41)	(1.01)		(2.32)
Net asset value at end of period	$13.69		$12.69	$15.73	$13.58		$12.14
Total return(C)	21.40%		(7.98)%	19.12%	20.23%		(1.34)%
Ratios and supplemental data:
Net assets at end of period (000's)	$64,630		$57,884	$70,339	$67,102		$48,938
Ratio to average net assets:
Net expenses	0.76%		0.76%	0.76%	0.76%		0.78%
Gross expenses	0.85%		0.84%	0.76%	0.76%		0.78%
Net investment income (loss)	0.13%		0.05%	(0.06)%	0.08%		(0.10)%
Portfolio turnover rate	85%		68%	68%	68%		77%
Touchstone Aggressive ETF Fund — Class SC
Selected Data for a Share Outstanding Throughout Each Period

	Year Ended December 31,
	2019	2018	2017	2016	2015
Net asset value at beginning of period	$14.75	$16.83	$14.60	$13.73	$13.98
Income (loss) from investment operations:
Net investment income	0.30	0.29	0.30	0.30	0.22
Net realized and unrealized gains (losses) on investments	2.98	(1.59)	2.22	0.79	(0.23)
Total from investment operations	3.28	(1.30)	2.52	1.09	(0.01)
Distributions from:
Net investment income	(0.28)	(0.29)	(0.29)	(0.22)	(0.24)
Realized capital gains	(0.96)	(0.49)	—	—	—
Total distributions	(1.24)	(0.78)	(0.29)	(0.22)	(0.24)
Net asset value at end of period	$16.79	$14.75	$16.83	$14.60	$13.73
Total return(C)	22.38%	(7.84)%	17.29%	7.96%	(0.10)%
Ratios and supplemental data:
Net assets at end of period (000's)	$18,990	$16,894	$20,384	$19,514	$21,067
Ratio to average net assets:
Net expenses(D)	0.75%	0.75%	0.75%	0.75%	0.75%
Gross expenses(D)	1.00%	0.92%	0.90%	0.90%	0.87%
Net investment income	1.87%	1.60%	1.64%	1.80%	1.26%
Portfolio turnover rate	14%	21%	21%	109%	7%

(A)	The net investment income (loss) per share was based on average shares outstanding for the period.

(B)	Less than $0.005 per share.

(C)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

(D)	Ratio does not include expenses of the underlying funds.

Touchstone Conservative ETF Fund — Class SC
Selected Data for a Share Outstanding Throughout Each Period

	Year Ended December 31,
	2019	2018	2017	2016	2015
Net asset value at beginning of period	$10.87	$11.74	$12.18	$11.84	$12.68
Income (loss) from investment operations:
Net investment income	0.38	0.23	0.23	0.29	0.17
Net realized and unrealized gains (losses) on investments	1.30	(0.70)	0.99	0.37	(0.20)
Total from investment operations	1.68	(0.47)	1.22	0.66	(0.03)
Distributions from:
Net investment income	(0.33)	(0.21)	(0.26)	(0.19)	(0.19)
Realized capital gains	(0.07)	(0.19)	(1.40)	(0.13)	(0.62)
Total distributions	(0.40)	(0.40)	(1.66)	(0.32)	(0.81)
Net asset value at end of period	$12.15	$10.87	$11.74	$12.18	$11.84
Total return(A)	15.47%	(4.02)%	10.06%	5.58%	(0.24)%
Ratios and supplemental data:
Net assets at end of period (000's)	$14,591	$17,044	$16,831	$17,456	$19,964
Ratio to average net assets:
Net expenses(B)	0.75%	0.75%	0.75%	0.75%	0.75%
Gross expenses(B)	1.04%	0.92%	0.93%	0.90%	0.87%
Net investment income	2.16%	2.05%	1.82%	1.78%	1.13%
Portfolio turnover rate	31%	38%	31%	109%	9%
Touchstone Moderate ETF Fund — Class SC
Selected Data for a Share Outstanding Throughout Each Period

	Year Ended December 31,
	2019	2018	2017	2016	2015
Net asset value at beginning of period	$10.91	$12.26	$13.10	$13.33	$15.49
Income (loss) from investment operations:
Net investment income	0.28	0.26	0.21	0.28	0.21
Net realized and unrealized gains (losses) on investments	1.78	(0.99)	1.56	0.64	(0.24)
Total from investment operations	2.06	(0.73)	1.77	0.92	(0.03)
Distributions from:
Net investment income	(0.26)	(0.24)	(0.25)	(0.22)	(0.27)
Realized capital gains	(0.66)	(0.38)	(2.36)	(0.93)	(1.86)
Total distributions	(0.92)	(0.62)	(2.61)	(1.15)	(2.13)
Net asset value at end of period	$12.05	$10.91	$12.26	$13.10	$13.33
Total return(A)	18.96%	(6.02)%	13.66%	6.85%	(0.18)%
Ratios and supplemental data:
Net assets at end of period (000's)	$18,679	$18,659	$23,454	$24,641	$27,923
Ratio to average net assets:
Net expenses(B)	0.75%	0.75%	0.75%	0.75%	0.75%
Gross expenses(B)	0.98%	0.87%	0.84%	0.82%	0.80%
Net investment income	2.00%	1.80%	1.72%	1.83%	1.30%
Portfolio turnover rate	21%	20%	21%	98%	9%

(A)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

(B)	Ratio does not include expenses of the underlying funds.

For investors who want more information about the Funds, the following documents are available free upon request:
Statement of Additional Information ("SAI"): The SAI provides more detailed information about the Funds and is incorporated herein by reference, which means it is legally a part of this prospectus.
Annual/Semiannual Reports ("Financial Reports"): The Funds' Financial Reports provide additional information about the Funds' investments. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.
You can get free copies of the SAI, the Financial Reports, other information and answers to your questions about the Funds by contacting your financial advisor, or the Funds at:

Touchstone Service Center
400 Broadway
Cincinnati, Ohio 45202
800.669.2796

The SAI and Financial Reports are also available without charge on our website at TouchstoneInvestments.com/Resources.

Reports and other information about the Funds are available on the EDGAR database of the SEC's Internet site at http://www.sec.gov. You may obtain copies of these reports and other information,after paying a duplicating fee, by sending an e-mail request to: publicinfo@sec.gov

Investment Company Act File No. 811–8416                                           TSF-1006TVST 2004

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